PAINEWEBBER GLOBAL EQUITY FUND, EMERGING MARKETS               SEMIANNUAL REPORT
EQUITY FUND AND ASIA PACIFIC GROWTH FUND

Dear Shareholder,                                                  June 15, 2000

We are pleased to present you with the semiannual reports for PaineWebber Global Equity Fund, PaineWebber Emerging Markets Equity Fund and PaineWebber Asia Pacific Growth Fund for the six-month period ended April 30, 2000.

PAINEWEBBER GLOBAL EQUITY FUND
--------------------------------------------------------------------------------
[GRAPHIC] MARKET REVIEW
   The international equity markets reported mixed performance in U.S. dollar terms for the six months ended April 30, 2000. The Fund's benchmark, the Morgan Stanley Capital International (MSCI) World Index, gained 7.64%; the United States, as measured by the S&P 500 Index, gained 7.18%; Japan, as measured by the MSCI Japan Index, gained 3.39%; continental Europe, as measured by the MSCI Europe ex-UK Index, gained 13.27%; and the emerging markets, as measured by the MSCI Emerging Markets Free Index, gained 13.87%.

   For most of the period, gains in telecommunications, media and technology stocks drove markets around the world. The telecom industry benefited from continuation of the wireless revolution, media from the increased value of content and technology from strong spending in services, equipment and software. Despite considerable volatility among U.S. technology stocks, the sector remained attractive to investors. The NASDAQ Composite, an index heavily weighted in technology companies, gained 30.14% for the six months ended April 30, 2000.

[SIDEBAR]
PAINEWEBBER GLOBAL
EQUITY FUND

INVESTMENT GOAL:
Long-term growth of
capital

PORTFOLIO
MANAGERS/SUBADVISERS:
ASSET ALLOCATOR
Kirk Barneby
Mitchell Hutchins Asset
Management Inc.

U.S. EQUITY MANAGER
Mark Tincher
Mitchell Hutchins Asset
Management Inc.

INTERNATIONAL EQUITY
MANAGERS
Scott Opsal
Kurtis Spieler
Invista Capital
Management, Inc.

COMMENCEMENT:
November 14, 1991 (Class A)
August 25, 1995 (Class B)
May 10, 1993 (Classes C and Y)

DIVIDEND PAYMENTS:
Annually, if any

SEMIANNUAL REPORT

PAINEWEBBER GLOBAL EQUITY FUND - PORTFOLIO REVIEW

AVERAGE ANNUAL TOTAL RETURNS, PERIOD ENDED 4/30/00

                                                 6 Months      1 Year      5 Years       Inception(-)
-------------------------------------------------------------------------------------------------------
                                  CLASS A*         11.87%      12.25%       11.06%        11.10%

          Before Deducting        CLASS B**        11.34       11.27          N/A          9.86
      Maximum Sales Charge
                                  CLASS C+         11.45       11.38        10.20         10.21

                                  CLASS Y++        12.12       12.74        11.44         11.42
-------------------------------------------------------------------------------------------------------
                                  CLASS A*          6.86        7.20        10.03         10.49
           After Deducting
      Maximum Sales Charge        CLASS B**         6.61        6.54          N/A          9.56

                                  CLASS C+         10.50       10.43        10.20         10.21
-------------------------------------------------------------------------------------------------------
          MSCI World Index                          7.64       12.64        17.55         14.23

Lipper Global Funds Median                         13.15       17.92        16.85         13.54
-------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less are cumulative. The performance data quoted assume reinvestment of all dividends and capital gains. Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

(-) Inception: since commencement of issuance on November 14, 1991 for Class A shares, August 25, 1995 for Class B shares and May 10, 1993 for
    Classes C and Y shares.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PAINEWEBBER GLOBAL EQUITY FUND, EMERGING MARKETS               SEMIANNUAL REPORT
EQUITY FUND AND ASIA PACIFIC GROWTH FUND


PORTFOLIO HIGHLIGHTS

ASSET ALLOCATION

   As our economic outlook suggested continuing recovery in Europe, the Fund began the reporting period with an allocation to U.S. equities of 33.5% and an international allocation of 66.5%, versus its present benchmark weighting of 40% U.S and 60% international stocks. Following somewhat better performance by the MSCI Europe, Australasia and Far East (EAFE) Index, the Fund's international allocation had returned to a near-benchmark weighting by period-end. Future allocations will reflect expected relative growth and inflation in overseas economies, as well as market valuations.

U.S. PORTION

   During the period, the U.S. portion of the portfolio benefited from renewed interest in the "old economy" stocks, i.e., basic industries, energy and financial stocks. The valuation discrepancy between technology and the rest of the market began to diminish. The portfolio was shielded from negative impacts of the market as the air came out of the dot.com balloon due to valuation concerns.

   This portion of the portfolio continues to hold a moderate weight in the consumer cyclicals, capital goods and energy sectors relative to the S&P 500 Index. Some basic materials, metals and forest and paper stocks have been added, as we believe these stocks are poised to benefit from anticipated global growth. Additions to the technology weighting were generally geared toward some of the bigger, better-established names. We expect the better established technology stocks to perform well as foreign sales support their earnings. We continue to underweight consumer non-cyclicals and utilities, sectors where we expect weak earnings growth.

NON-U.S. PORTION

   Country selection, currency exposure and sector allocation each contributed to positive performance for the period; however, security selection made the largest contribution to performance. Holdings in three sectors made the largest contributions to performance during the period.

   The non-U.S. overweighting in the consumer cyclical sector made the greatest contribution, mainly from exposure to strong performing stocks in the media industry. Among the strongest contributors were Lagardere (0.2%) and News Corp. (0.8%).* Lagardere is a conglomerate that is increasingly becoming a pure media stock. It has a valuable franchise in consumer magazines and a stake in T-Online, one of the largest Internet service providers in Europe. News Corp. is a global media conglomerate with strong content and distribution assets; for example, it owns Europe's leading satellite TV company. Another top performer in the sector was Philips, an electronic technology company benefiting from strong growth in its semiconductor businesses and from its corporate restructuring.

* Weightings represent percentages of net assets as of April 30, 2000. The Fund's portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT

   The information technology sector was the second largest contributor to performance. Within this sector the Fund held top performer Ericsson, a telecommunications equipment maker with an excellent growth outlook and strong product line-up. The portfolio also registered strong performance in the industrials sector.

OUTLOOK

UNITED STATES

   The growth march continues in the United States--productivity continues to expand, offsetting rising labor costs and consumer spending. Nonetheless, it is likely that U.S. interest rates will stay high through the remainder of the year. The key issue from a global perspective is, How vulnerable is global growth to decelerating U.S. consumer demand? The current consensus is that global growth is likely to withstand a moderate U.S. slowdown.

EUROPE

   Analysis of global trade flows in Europe suggests that decelerating U.S. consumer demand should not amount to a significant external shock. Europe exports more to the emerging markets (33%) than it does to the U.S. (25%). Resilient demand in emerging Europe and Asia should act to offset a slowdown in U.S. demand. Moreover, consumer demand in Europe continues to accelerate, increasing its impact on economic growth.

Japan

   Of all components of the global economy, the Japanese recovery looks the most vulnerable to a U.S. slowdown. Structural constraints in Japan--demographics, restructuring and the particulars of financial intermediation--remain challenging obstacles to a revival of consumer spending. Japan's tentative recovery therefore depends on intermittent fiscal stimulus and export growth. The U.S. is Japan's single largest export market, accounting for 32% of total Japanese exports.

EMERGING MARKETS

   Emerging market import growth will be a critical offset to slowing U.S. demand throughout the world. Asia ex-Japan, emerging Europe and Latin America have a 30% share of global imports, over 50% more than the United States. For emerging markets to increase imports, emerging market growth must shift from being export-led to CONSUMER-LED. We see this happening in Asia ex-Japan: nearly six months ago export growth rates stabilized and consumption began booming across Southeastern and Northern Asia (excluding China). Latin America and emerging Europe are further behind in the recovery cycle than Asia; however, we believe the demographics there also will support an expansion of consumer-led growth.

PAINEWEBBER GLOBAL EQUITY FUND, EMERGING MARKETS               SEMIANNUAL REPORT
EQUITY FUND AND ASIA PACIFIC GROWTH FUND

PAINEWEBBER GLOBAL EQUITY FUND-PORTFOLIO STATISTICS

CHARACTERISTICS*                                       4/30/00       10/31/99
--------------------------------------------------------------------------------------
Net Assets ($mm)                                       $371.9        $349.0
Number of Securities                                      178           143
Stocks                                                  91.9%         89.2%
Cash and other assets in excess of liabilities           8.1%          4.6%
U.S. Allocation                                         37.7%         33.5%
International Allocation                                62.3%         66.5%
--------------------------------------------------------------------------------------

TOP FIVE SECTORS*                4/30/00                                      10/31/99
--------------------------------------------------------------------------------------
Technology                         31.3%    Financial Services                  20.2%
Financial Services                 14.6     Consumer Cyclical                   18.8
Utilities                          12.0     Technology                          12.4
Consumer Cyclical                  11.1     Utilities                           10.0
Health Care                         5.9     Capital Goods                        7.4
--------------------------------------------------------------------------------------
Total                              74.9     Total                               68.8

TOP FIVE COUNTRIES*              4/30/00                                      10/31/99
--------------------------------------------------------------------------------------
United States                      37.7%    United States                       33.5%
United Kingdom                     14.4     Japan                                9.5
Japan                               8.2     United Kingdom                       8.9
France                              8.0     France                               6.7
Netherlands                         6.4     Netherlands                          6.5
--------------------------------------------------------------------------------------
Total                              74.7     Total                               65.1

TOP TEN EQUITY HOLDINGS*         4/30/00                                      10/31/99
--------------------------------------------------------------------------------------
Autonomy Corp.                      2.3%      Philips Electronics                1.6%
Cisco Systems                       2.2       Ericsson                           1.6
Philips Electronics                 1.8       United News & Media                1.3
Ericsson                            1.6       Hoechst                            1.3
Nokia                               1.5       Total Fina Elf                     1.3
Alcatel                             1.3       Sanwa Bank                         1.3
Vodafone Airtouch                   1.3       Diageo                             1.3
Nordic Baltic Holding               1.2       Merita OYJ                         1.3
BP Amoco                            1.2       Applied Materials                  1.2
Total Fina Elf                      1.2       Amvescap                           1.2
--------------------------------------------------------------------------------------
Total                              15.6       Total                             13.4

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT

PAINEWEBBER EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------
MARKET REVIEW

   Emerging markets showed renewed strength for most of the six-month period ended April 30, 2000. The Morgan Stanley Capital International Emerging Markets Free Index gained 13.87% in U.S. dollar terms for the period, outperforming developed markets as measured by the MSCI World Index, which gained 7.64% in U.S. dollar terms for the period.

   Balanced global growth, improving economies and corporate earnings helped emerging markets offset the initial negative effect of rising interest rates in the United States and other developed markets.

   Asian markets performed well early in the period, but later suffered from the global technology sell-off. Malaysia was the best performing market for the period, benefiting from continuing economic recovery and resurgent exports. India also was strong, thanks to higher than expected demand for software development services. Taiwan performed strongly when it became clear that relations with China would not worsen under Taiwan's new president, Chen Shui-bian.

   Latin America initially benefited from Mexican and Brazilian debt rating upgrades, falling interest rates, reduced political risk and corporate activity but later suffered from its high correlation to the NASDAQ. The main event in the region was the upgrade of Mexico's sovereign debt by Moody's, which paved the way for lower cost financing.

   Eastern Europe produced some of the best returns for the six-month period, spurred by improving economic fundamentals and corporate restructuring--particularly among large telecommunications stocks. The Russian stock market responded positively to Vladimir Putin's victory in the presidential election, and to the prospects of political stability and structural reform. Higher oil prices also helped by giving the government a substantial current account surplus.

[SIDEBAR]
PAINEWEBBER EMERGING
MARKETS EQUITY FUND

INVESTMENT GOAL:
Long-term capital appreciation

PORTFOLIO
MANAGERS/SUBADVISERS:
John Troiano
Mark Bridgeman
Heather Crighton
Schroder Investment Management North America Inc.

COMMENCEMENT:
January 19, 1994 (Classes A, C and Y)
December 5, 1995 (Class B)

DIVIDEND PAYMENTS:
Annually, if any

PAINEWEBBER GLOBAL EQUITY FUND, EMERGING                       SEMIANNUAL REPORT
MARKETS EQUITY FUND AND ASIA PACIFIC GROWTH FUND


PAINEWEBBER EMERGING MARKETS EQUITY FUND-PORTFOLIO REVIEW

AVERAGE ANNUAL TOTAL RETURNS, PERIOD ENDED 4/30/00

                                                 6 Months      1 Year      5 Years       Inception(-)
-------------------------------------------------------------------------------------------------------
                                  CLASS A*         11.26%      16.01%        1.10%        -3.11%

          Before Deducting        CLASS B**        10.92       15.10          N/A          0.78
      Maximum Sales Charge
                                  CLASS C+         10.91       14.86         0.26         -3.89

                                  CLASS Y++        11.36       16.20         1.30         -2.90
-------------------------------------------------------------------------------------------------------
                                  CLASS A*          6.30       10.76         0.16         -3.82
           After Deducting
      Maximum Sales Charge        CLASS B**         5.92       10.10          N/A          0.34

                                  CLASS C+          9.91       13.86         0.26         -3.89
-------------------------------------------------------------------------------------------------------
      MSCI Emerging Markets Free Index             13.87       22.11         2.26         -1.12

      Lipper Emerging Markets Funds Median         18.37       26.22         3.06         -3.11
-------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less are cumulative. The performance data quoted assume reinvestment of all dividends and capital gains. Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

(-) Inception: since commencement of issuance on January 19, 1994 for
    Classes A, C and Y shares and December 5, 1995 for Class B shares.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

SEMIANNUAL REPORT


PORTFOLIO HIGHLIGHTS

   For the six months ended April 30, 2000 the Fund underperformed its benchmark and its Lipper peer group. Relative to the MSCI EMF Index, the Fund benefited from positive country selection--notably the underweighting in Greece--and from stock selection in technology-related stocks in markets such as Taiwan. One major detractor from performance relative to the Index was the fact that the Fund did not own Wipro, a small Indian software company that was an extremely strong performer during the period.

   The Fund remained modestly overweighted in Latin America as that region benefited from economic recovery and earnings upgrades. Our preferred markets within Latin America were Brazil and Mexico. We began to reduce exposure to both countries, however, as they appeared vulnerable to the U.S. market and economic shocks.

   We increased the Fund's exposure to Asia through purchases in Taiwan, Malaysia and China, partially in anticipation of changes to the benchmark (see below) but also because of strong fundamentals. We reduced the Fund's allocation to Korea because of concerns about rising inflation and interest rates. Within Europe, the Middle East and Africa (EMEA), we maintained underweightings in Greece and South Africa.

   While the Fund was overweighted in technology and telecommunications, we focused exposure on companies that we expect to benefit from high growth potential and attractive margins. For example, rather than pure "new economy" plays that seem more vulnerable to market corrections, we focused on such companies as Taiwan Semiconductor, the world's first pure integrated-circuit foundry company.

OUTLOOK

   The outlook for the emerging markets appears positive: global growth remains supportive, valuations are low relative to developed markets and we believe that the economic recovery visible in most emerging countries is likely to be reflected in upward earnings revisions.

   Yet there are risks of external shocks. The recent global sell-off of technology stocks and concerns over the impact of rising interest rates on the U.S. economy are likely to impact the emerging markets. Nonetheless, we believe that the emerging markets have sufficient positive momentum to withstand all but the worst-case scenarios, and we believe conditions exist to continue supporting solid performance relative to the developed markets.

   Technical issues are likely to have a significant impact on Asia in the coming months. On May 31, 2000, MSCI made several important changes to the Emerging Markets Free Index: Malaysia re-entered the Index, and Index weightings increased for Taiwan and China. Accordingly, weightings for other markets will decrease. These index changes are likely to cause managers to rebalance portfolios, which could significantly impact the affected markets.

PAINEWEBBER GLOBAL EQUITY FUND, EMERGING MARKETS               SEMIANNUAL REPORT
EQUITY FUND AND ASIA PACIFIC GROWTH FUND

PAINEWEBBER EMERGING MARKETS EQUITY FUND-PORTFOLIO STATISTICS

CHARACTERISTICS*                                       4/30/00       10/31/99
--------------------------------------------------------------------------------------
Net Assets ($mm)                                          $8.5          $8.5
Number of Securities                                       177           197
Stocks                                                    98.8%         96.8%
Cash and other assets in excess of liabilities             1.2%          3.2%
--------------------------------------------------------------------------------------

REGIONAL ALLOCATION*               4/30/00                                  10/31/99
--------------------------------------------------------------------------------------
Asia                                 44.2%    Asia                              43.3%
Europe/Africa/Middle East            28.8     Latin America                     25.1
Latin America                        25.8     Europe/Africa                     28.4
Cash and Other                        1.2     Cash and Other                     3.2
--------------------------------------------------------------------------------------
Total                               100.0     Total                            100.0

TOP TEN COUNTRIES*                 4/30/00                                  10/31/99
--------------------------------------------------------------------------------------
Taiwan                               15.1%    Korea                             13.7%
Korea                                11.9     Taiwan                            12.4
Mexico                               11.7     Mexico                            10.2
Brazil                               10.1     Brazil                            10.0
India                                 8.7     South Africa                       8.3
South Africa                          6.7     India                              8.1
Turkey                                6.1     Greece                             4.8
Israel                                5.3     Turkey                             3.6
Malaysia                              4.0     Israel                             3.5
Russia                                3.5     Thailand                           2.9
--------------------------------------------------------------------------------------
Total                                83.1     Total                             77.5

TOP TEN EQUITY HOLDINGS*           4/30/00                                    10/31/99
--------------------------------------------------------------------------------------
Samsung Electronics                   4.7%    Samsung Electronics                4.1%
United Micro Electric                 4.4     Taiwan Semiconductor               3.6
Telefonos de Mexico                   3.2     Telefonos de Mexico                2.5
Infosys Technologies                  2.0     Korea Electric Power               1.9
Korea Electric Power                  1.7     Alpha Credit Bank                  1.6
Yapi ve Kredi Bankasi                 1.6     Hellenic Telecommunications        1.5
Taiwan Semiconductor                  1.5     Petroleo Brasileiros               1.3
Lukoil Holdings                       1.4     Shinhan Bank                       1.3
Carso Global Telecom                  1.4     Hindustan Lever                    1.2
Tenaga Nasional Berhad                1.4     Kookmin Bank                       1.1
--------------------------------------------------------------------------------------
Total                                23.3     Total                             20.1

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT

PAINEWEBBER ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------
MARKET REVIEW

   Asian markets were volatile for the six months ended April 30, 2000. Although the markets finished the period slightly ahead, they relinquished some of their earlier gains. The "new economy" stocks--technology, telecommunications and media--outperformed for most of the period. The North Asian markets, particularly Taiwan and Hong Kong, outperformed the South Asian emerging markets. The emerging markets generally retreated following strong performance toward the end of 1999. The Fund's benchmark, the Morgan Stanley Capital International (MSCI) All Country Asia Pacific Free (ex-Japan) Index, gained 7.89% in U.S. dollar terms for the period.

   Interest rate concerns hurt the Korean market. The Taiwan market was volatile ahead of the presidential elections but rebounded when Chen Shui-bian of the Democratic Progress Party was elected in May. The Hong Kong market continued to favor new-economy stocks; economic growth in Hong Kong and China continued to improve. Even though the economy remained supportive in Singapore, investors favored Malaysia, where valuations were more attractive. Malaysia's strong economic recovery and abundant liquidity bolstered its market.

PORTFOLIO REVIEW

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 4/30/00

                                                 6 Months      1 Year       Inception(-)
------------------------------------------------------------------------------------------
                                  CLASS A*         15.55%      24.53%        -3.42%

             Before Deducting     CLASS B**        15.13       23.42         -4.15
         Maximum Sales Charge
                                  CLASS C+         15.11       23.54         -4.12

                                  CLASS Y++        15.70       24.86         12.79
------------------------------------------------------------------------------------------
                                  CLASS A*         10.32       18.98         -4.84
              After Deducting
         Maximum Sales Charge     CLASS B**        10.13       18.42         -5.08

                                  CLASS C+         14.11       22.54         -4.12
------------------------------------------------------------------------------------------
MSCI All Country Asia Pacific                       7.89       15.13         -4.15
        Free (ex-Japan) Index
      Lipper Pacific Ex-Japan                      12.13       30.63         -4.12
                 Funds Median
------------------------------------------------------------------------------------------

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less are cumulative. The performance data quoted assume reinvestment of all dividends and capital gains. Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

(-) Inception: since commencement of issuance on March 25, 1997 for
    Classes A, B and C shares and March 13, 1998 for Class Y shares.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

[SIDEBAR]
PAINEWEBBER ASIA PACIFIC
GROWTH FUND

INVESTMENT GOAL:
Long-term capital appreciation

PORTFOLIO
MANAGERS/SUBADVISERS:
Louise Croset
Heather Crighton
Schroder Investment Management North America Inc.

COMMENCEMENT:
March 25, 1997 (Classes A, B and C)
March 13, 1998 (Class Y)

DIVIDEND PAYMENTS:
Annually, if any

PAINEWEBBER GLOBAL EQUITY FUND, EMERGING                       SEMIANNUAL REPORT
MARKETS EQUITY FUND AND ASIA PACIFIC GROWTH FUND

PORTFOLIO HIGHLIGHTS

   For the six months ended April 30, 2000, stock selection was the greatest contributor to performance--especially in Hong Kong, Korea, Singapore and Malaysia. Positions in those countries more than offset weakness in Indian stock selection.

   During the period, the Fund maintained a full weighting in Hong Kong. However, we reduced positions in certain stocks that appeared to be fully valued, including China Telecom and Hutchison Whampoa. At the end of the period the Fund was overweighted in banks, real estate, Internet stocks and cellular telecoms; and underweighted in utilities and fixed-line telecoms.

   The Fund remained overweighted in Singapore, as positive economic data and corporate restructuring continued. We concentrated the Fund's bank positions, favoring DBS Group and selling United Overseas Bank. We increased the Fund's technology exposure by purchasing contract manufacturers Natsteel Electronics (0.4%) and Venture Manufacturing (0.6%).* We sold Singapore Telecommunications because we expected early market deregulation to hurt the company's earnings.

   The Fund also remained overweighted in Malaysia, although strong performance toward the end of the period left valuations there looking somewhat stretched compared with the rest of the region. We are still positive on Malaysia, as we expect strong economic recovery to lead to earnings upgrades.

   The Fund remained underweighted in Australia throughout the period. Nonetheless, we selectively added to consumer stocks that we believe are positioned to benefit from the Olympics and from favorable tax changes.

   Within the emerging markets we raised the Fund's exposure to Korea and Taiwan. Memory chip manufacturers such as Samsung Electronics outperformed as the outlook for chip prices improved.

OUTLOOK

   The longer-term outlook for the Asian markets remains positive. Economic growth is running ahead of expectations, with private consumption and investment, especially in Japan, providing upside surprises. We believe admission to the World Trade Organization (WTO) is a long-term positive for China that will benefit both trade and foreign direct investment.

   There are risks to the markets--concerns that global growth may peak soon and concerns that U.S. interest rates may impact Asian rates. Although we expect global growth to peak this year, Asia is likely to continue to benefit from rising global technology spending, particularly from Europe and Japan, as well as the growing trend toward outsourcing of electronics manufacturing to the region.

   Despite our expectations of greater earnings, we think some of the new-economy stocks are fully valued in Hong Kong and China. We believe these markets may be vulnerable to any extended NASDAQ correction. Also, higher U.S. interest rates could pressure rates higher in Hong Kong. We believe, however, that rates in the other Asian markets will be less susceptible to this pressure--strong export surpluses around the region are more likely to support the local currencies.


* Weightings represent percentages of net assets as of April 30, 2000. The Fund's portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT

PAINEWEBBER ASIA PACIFIC GROWTH FUND-PORTFOLIO STATISTICS

CHARACTERISTICS*                                       4/30/00       10/31/99
--------------------------------------------------------------------------------------
Net Assets ($mm)                                         $36.5         $39.1
Number of Securities                                       100           114
Stocks                                                    98.1%         93.3%
Cash and other assets in excess of liabilities             1.9%          6.7%
--------------------------------------------------------------------------------------

TOP TEN COUNTRIES*            4/30/00                                       10/31/99
--------------------------------------------------------------------------------------
Hong Kong                       21.2%    Hong Kong                             21.3%
Australia                       16.1     Australia                             15.1
Taiwan                          13.2     Korea                                 13.2
Korea                           13.1     Taiwan                                11.5
Singapore                       10.0     Singapore                             10.4
Malaysia                         9.2     India                                  8.1
India                            8.7     Malaysia                               6.1
Thailand                         2.7     Thailand                               2.4
Indonesia                        1.4     Indonesia                              2.0
United States                    1.0     China                                  1.4
--------------------------------------------------------------------------------------
Total                           96.6     Total                                 91.5

TOP TEN EQUITY HOLDINGS*           4/30/00                                  10/31/99
--------------------------------------------------------------------------------------
Samsung Electronics                   6.2%    Samsung Electronics               3.8%
Taiwan Semiconductor                  6.0     Hutchison Whampoa                 3.4
Hutchison Whampoa                     4.3     Taiwan Semiconductor              3.1
Cheung Hong Holdings                  3.6     Cheung Kong Holdings              2.7
News Corp                             3.5     Pohang Iron and Steel             2.7
Na Yan Plastic                        3.0     Dao Heng Bank Group               2.2
DBS Group Holdings                    2.6     Sun Hung Kai Properties           2.1
Infosys Technology                    2.5     Nan Ya Plastic                    2.1
China Telecom                         2.2     Korea Electric Power Corp.        2.1
Broken Hill Proprietary Co.           2.2     Telstra Corp.                     2.0
--------------------------------------------------------------------------------------
Total                                36.1     Total                            26.2


* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER GLOBAL EQUITY FUND, EMERGING MARKETS               SEMIANNUAL REPORT
EQUITY FUND AND ASIA PACIFIC GROWTH FUND

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on PaineWebber Global Equity Fund, PaineWebber Emerging Markets Equity Fund, PaineWebber Asia Pacific Growth Fund or another fund in the PaineWebber Family of Funds(1), please contact your Financial Advisor.

Sincerely,



/s/ Margo Alexander
MARGO ALEXANDER
Chairman and
Chief Executive Officer
Mitchell Hutchins
Asset Management Inc.



/s/ Mark A. Tincher
MARK A. TINCHER
Managing Director and Chief
Investment Officer - Equities
Mitchell Hutchins Asset
Management Inc.
Portfolio Manager, PaineWebber
Global Equity Fund



/s/ John Troiano
JOHN TROIANO
Portfolio Manager, PaineWebber
Emerging Markets Equity Fund



/s/ Louise Croset
LOUISE CROSET
Portfolio Manager, PaineWebber
Asia Pacific Growth Fund



/s/ Brian Storms
BRIAN M. STORMS
President and
Chief Operating Officer
Mitchell Hutchins
Asset Management Inc.



/s/ Scott Opsal
SCOTT OPSAL
Portfolio Manager, PaineWebber
Global Equity Fund



/s/ Mark Bridgeman
MARK BRIDGEMAN
Portfolio Manager, PaineWebber
Emerging Markets Equity Fund



/s/ Kirkham Barneby
T. KIRKHAM BARNEBY
Managing Director and Chief
Investment Officer - Quantitative Investments
Mitchell Hutchins Asset
Management Inc.
Asset Allocator,
PaineWebber Global Equity Fund



/s/ Kurtis Spieler
KURTIS SPIELER
Portfolio Manager, PaineWebber
Global Equity Fund



/s/ Heather Crighton
HEATHER CRIGHTON
Portfolio Manager, PaineWebber
Emerging Markets Equity Fund,
PaineWebber Asia Pacific Growth Fund



   This letter is intended to assist shareholders in understanding how the funds performed during the six-month period ended April 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

   (1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER GLOBAL EQUITY FUND

PERFORMANCE RESULTS (UNAUDITED)



                                              NET ASSET VALUE                                TOTAL RETURN(1)
                                 -----------------------------------------      ---------------------------------------------
                                                                                   12 MONTHS                      6 MONTHS
                                 04/30/00        10/31/99         04/30/99      ENDED 04/30/00                ENDED 04/30/00
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares                    $17.21          $17.90          $ 17.84            12.25%                        11.87%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares                     15.91           16.81            16.82            11.27                         11.34
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares                     15.96           16.84            16.85            11.38                         11.45
-----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                      NET ASSET VALUE
                                 -----------------------      CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING       DISTRIBUTED      DIVIDENDS PAID                TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------------
11/14/91-12/31/91                 $12.00          $12.29            --                --                            2.42%
-----------------------------------------------------------------------------------------------------------------------------
1992                               12.29           12.45          $0.1610           $0.0800                         3.26
-----------------------------------------------------------------------------------------------------------------------------
1993                               12.45           16.07           0.2100             --                           30.77
-----------------------------------------------------------------------------------------------------------------------------
1994                               16.07           14.43           1.2530             --                           (2.38)
-----------------------------------------------------------------------------------------------------------------------------
1995                               14.43           15.81           0.5743             --                           13.54
-----------------------------------------------------------------------------------------------------------------------------
1996                               15.81           17.57           0.5784             --                           14.80
-----------------------------------------------------------------------------------------------------------------------------
1997                               17.57           16.14           2.4768             --                            6.34
-----------------------------------------------------------------------------------------------------------------------------
1998                               16.14           17.15           0.8142            0.0185                        11.61
-----------------------------------------------------------------------------------------------------------------------------
1999                               17.15           17.42           2.7044             --                           18.19
-----------------------------------------------------------------------------------------------------------------------------
01/01/00-04/30/00                  17.42           17.21            --                --                           (1.21)
-----------------------------------------------------------------------------------------------------------------------------
                                                          Total:  $8.7721           $0.0985
-----------------------------------------------------------------------------------------------------------------------------
                                                                        CUMULATIVE TOTAL RETURN AS OF 04/30/00:   143.87%
-----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                      NET ASSET VALUE
                                 -----------------------      CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING       DISTRIBUTED      DIVIDENDS PAID                TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------------
08/25/95-12/31/95                 $15.83          $15.46          $0.5743             --                            1.29%
-----------------------------------------------------------------------------------------------------------------------------
1996                               15.46           17.03           0.5784             --                           13.91
-----------------------------------------------------------------------------------------------------------------------------
1997                               17.03           15.42           2.4768             --                            5.49
-----------------------------------------------------------------------------------------------------------------------------
1998                               15.42           16.22           0.8142             --                           10.67
-----------------------------------------------------------------------------------------------------------------------------
1999                               16.22           16.15           2.7044             --                           17.13
-----------------------------------------------------------------------------------------------------------------------------
01/01/00-04/30/00                  16.15           15.91            --                --                           (1.49)
-----------------------------------------------------------------------------------------------------------------------------
                                                          Total:  $7.1481           $0.0000
-----------------------------------------------------------------------------------------------------------------------------
                                                                        CUMULATIVE TOTAL RETURN AS OF 04/30/00:    55.42%
-----------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL EQUITY FUND

PERFORMANCE RESULTS (UNAUDITED)(CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                     NET ASSET VALUE
                                 -----------------------      CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING       DISTRIBUTED      DIVIDENDS PAID                TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93                 $13.80          $15.99          $0.2100             --                           17.39%
-----------------------------------------------------------------------------------------------------------------------------
1994                               15.99           14.23           1.2530             --                           (3.12)
-----------------------------------------------------------------------------------------------------------------------------
1995                               14.23           15.46           0.5743             --                           12.67
-----------------------------------------------------------------------------------------------------------------------------
1996                               15.46           17.03           0.5784             --                           13.91
-----------------------------------------------------------------------------------------------------------------------------
1997                               17.03           15.43           2.4768             --                            5.55
-----------------------------------------------------------------------------------------------------------------------------
1998                               15.43           16.24           0.8142             --                           10.73
-----------------------------------------------------------------------------------------------------------------------------
1999                               16.24           16.19           2.7044             --                           17.23
-----------------------------------------------------------------------------------------------------------------------------
01/01/00-04/30/00                  16.19           15.96            --                --                           (1.42)
-----------------------------------------------------------------------------------------------------------------------------
                                                          Total:  $8.6111           $0.0000
-----------------------------------------------------------------------------------------------------------------------------
                                                                        CUMULATIVE TOTAL RETURN AS OF 04/30/99:    97.15%
-----------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividend and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended, one and five years ended April 30, 2000, and since inception, May 10, 1993, through April 30, 2000, Class Y shares had a total return of 12.12%, 12.74%, 71.87% and 112.74%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

PERFORMANCE RESULTS (UNAUDITED)

                                             NET ASSET VALUE                                   TOTAL RETURN(1)
                                 -----------------------------------------      ---------------------------------------------
                                                                                   12 MONTHS                      SIX MONTHS
                                 04/30/00        10/31/99         04/30/99      ENDED 04/30/00                ENDED 04/30/00
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares                    $11.22          $ 9.71          $  9.01            24.53%                        15.55%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares                     10.96            9.52             8.88            23.42                         15.13
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares                     10.97            9.53             8.88            23.54                         15.11
-----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                      NET ASSET VALUE
                                 -----------------------     CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING       DISTRIBUTED      DIVIDENDS PAID                TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                 $12.50          $ 8.26            --                --                          (33.92)%
-----------------------------------------------------------------------------------------------------------------------------
1998                                8.26            7.29            --                --                          (11.74)
-----------------------------------------------------------------------------------------------------------------------------
1999                                7.29           12.20            --                --                           67.35
-----------------------------------------------------------------------------------------------------------------------------
01/01/00-04/30/00                  12.20           11.22            --                --                           (8.03)
-----------------------------------------------------------------------------------------------------------------------------
                                                          Total:  $0.0000           $0.0000
-----------------------------------------------------------------------------------------------------------------------------
                                                                        CUMULATIVE TOTAL RETURN AS OF 04/30/00:   (10.24)%
-----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                      NET ASSET VALUE
                                 -----------------------     CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING       DISTRIBUTED      DIVIDENDS PAID                TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                 $12.50          $ 8.21            --                --                          (34.32)%
-----------------------------------------------------------------------------------------------------------------------------
1998                                8.21            7.20            --                --                          (12.30)
-----------------------------------------------------------------------------------------------------------------------------
1999                                7.20           11.95            --                --                           65.97
-----------------------------------------------------------------------------------------------------------------------------
01/01/00-04/30/00                  11.95           10.96            --                --                           (8.28)
-----------------------------------------------------------------------------------------------------------------------------
                                                          Total:  $0.0000           $0.0000
-----------------------------------------------------------------------------------------------------------------------------
                                                                        CUMULATIVE TOTAL RETURN AS OF 04/30/00:   (12.32)%
-----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                      NET ASSET VALUE
                                 -----------------------     CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING       DISTRIBUTED      DIVIDENDS PAID                TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                 $12.50          $ 8.21            --                --                          (34.32)%
-----------------------------------------------------------------------------------------------------------------------------
1998                                8.21            7.20            --                --                          (12.30)
-----------------------------------------------------------------------------------------------------------------------------
1999                                7.20           11.96            --                --                           66.11
-----------------------------------------------------------------------------------------------------------------------------
01/01/00-04/30/00                  11.96           10.97            --                --                           (8.28)
-----------------------------------------------------------------------------------------------------------------------------
                                                          Total:  $0.0000           $0.0000
-----------------------------------------------------------------------------------------------------------------------------
                                                                        CUMULATIVE TOTAL RETURN AS OF 04/30/00:   (12.24)%
-----------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months and one year ended April 30, 2000 and since inception, March 13, 1998 through April 30, 2000, Class Y shares had a total return of 15.70%, 24.86% and 29.33%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The above data represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PERFORMANCE RESULTS (UNAUDITED)

                                             NET ASSET VALUE                                   TOTAL RETURN(1)
                                 -----------------------------------------      ---------------------------------------------
                                                                                   12 MONTHS                      6 MONTHS
                                 04/30/00        10/31/99         04/30/99      ENDED 04/30/00                ENDED 04/30/00
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares                     $9.78          $ 8.79          $  8.43            16.01%                        11.26%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares                      9.45            8.52             8.21            15.10                         10.92
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares                      9.35            8.43             8.14            14.86                         10.91
-----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                     NET ASSET VALUE
                                 -----------------------      CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING       DISTRIBUTED      DIVIDENDS PAID                TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------------
01/19/94-12/31/94                 $12.00          $10.49            --                --                          (12.58)%
-----------------------------------------------------------------------------------------------------------------------------
1995                               10.49            9.26            --              $  0.0517                     (11.20)
-----------------------------------------------------------------------------------------------------------------------------
1996                                9.26            9.71            --                --                            4.86
-----------------------------------------------------------------------------------------------------------------------------
1997                                9.71            9.27            --                --                           (4.53)
-----------------------------------------------------------------------------------------------------------------------------
1998                                9.27            6.82            --                --                          (26.43)
-----------------------------------------------------------------------------------------------------------------------------
1999                                6.82           11.01            --                --                           61.44
-----------------------------------------------------------------------------------------------------------------------------
01/01/00-04/30/00                  11.01            9.78            --                --                          (11.17)
-----------------------------------------------------------------------------------------------------------------------------
                                                          Total:  $0.0000           $  0.0517
-----------------------------------------------------------------------------------------------------------------------------
                                                                        CUMULATIVE TOTAL RETURN AS OF 04/30/00:   (18.02)%
-----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                     NET ASSET VALUE
                                 -----------------------      CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING       DISTRIBUTED      DIVIDENDS PAID                TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------------
12/05/95-12/31/95                  $9.13          $ 9.18            --                --                            0.55%
-----------------------------------------------------------------------------------------------------------------------------
1996                                9.18            9.56            --                --                            4.14
-----------------------------------------------------------------------------------------------------------------------------
1997                                9.56            9.06            --                --                           (5.23)
-----------------------------------------------------------------------------------------------------------------------------
1998                                9.06            6.66            --                --                          (26.49)
-----------------------------------------------------------------------------------------------------------------------------
1999                                6.66           10.66            --                --                           60.06
-----------------------------------------------------------------------------------------------------------------------------
01/01/00-04/30/00                  10.66            9.45            --                --                          (11.35)
-----------------------------------------------------------------------------------------------------------------------------
                                                          Total:  $0.0000           $0.0000
-----------------------------------------------------------------------------------------------------------------------------
                                                                        CUMULATIVE TOTAL RETURN AS OF 04/30/00:     3.50%
-----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                     NET ASSET VALUE
                                 -----------------------      CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING       DISTRIBUTED      DIVIDENDS PAID                TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------------
01/19/94-12/31/94                 $12.00          $10.42            --                --                          (13.17)%
-----------------------------------------------------------------------------------------------------------------------------
1995                               10.42            9.18            --              $0.0034                       (11.87)
-----------------------------------------------------------------------------------------------------------------------------
1996                                9.18            9.55            --                --                            4.03
-----------------------------------------------------------------------------------------------------------------------------
1997                                9.55            9.04            --                --                           (5.34)
-----------------------------------------------------------------------------------------------------------------------------
1998                                9.04            6.60            --                --                          (26.99)
-----------------------------------------------------------------------------------------------------------------------------
1999                                6.60           10.55            --                --                           59.85
-----------------------------------------------------------------------------------------------------------------------------
01/01/00-04/30/00                  10.55            9.35            --                --                          (11.37)
-----------------------------------------------------------------------------------------------------------------------------
                                                          Total:  $0.0000           $0.0034
-----------------------------------------------------------------------------------------------------------------------------
                                                                        CUMULATIVE TOTAL RETURN AS OF 04/30/00:   (22.05)%
-----------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

Note: The Fund offers Class Y shares to a limited group of eligible investors including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended, one and five years ended April 30, 2000 and since inception, January 19, 1994 through April 30, 2000, Class Y shares had a total return of 11.36%, 16.20%, 6.68% and (16.87)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS                              APRIL 30, 2000 (UNAUDITED)

 NUMBER OF
   SHARES                                                                                       VALUE
-----------                                                                                  ------------
COMMON STOCKS--91.45%
AUSTRALIA--1.83%

APPAREL, TEXTILES--0.09%
     123,565  Pacifica Group Ltd. .....................................................      $    320,399
                                                                                             ------------
BANKS--0.46%
     124,000  National Australia Bank, Ltd.(1) ........................................         1,698,879
                                                                                             ------------
COMPUTER SOFTWARE--0.26%
     236,980  Computershare Ltd. ......................................................           966,975
                                                                                             ------------
MEDIA--0.99%
      56,000  News Corp. Ltd. ADR(1) ..................................................         2,880,500
     105,000  Publishing & Broadcasting Ltd. ..........................................           815,556
                                                                                             ------------
                                                                                                3,696,056
                                                                                             ------------
OIL SERVICES--0.03%
      45,424  Spotless Group Ltd. .....................................................           127,333
                                                                                             ------------
Total Australia Common Stocks .........................................................         6,809,642
                                                                                             ------------
AUSTRIA--0.32%
BANKS--0.01%
         869  Bank Austria AG .........................................................            38,552
                                                                                             ------------
ENERGY SOURCES--0.31%
      13,900  OMV AG ..................................................................         1,141,707
                                                                                             ------------
Total Austria Common Stocks ...........................................................         1,180,259
                                                                                             ------------
BRITISH VIRGIN ISLANDS--0.20%
COMPUTER SOFTWARE--0.20%
       8,899  Opentv Corp.(1) .........................................................           728,606
                                                                                             ------------
CANADA--1.75%
BANKS--0.60%
      46,900  Royal Bank of Canada ....................................................         2,213,728
                                                                                             ------------
DRUGS & MEDICINE--0.72%
      56,280  Biovail Corp.(1) ........................................................         2,683,852
                                                                                             ------------
MINING & METALS--0.43%
      29,900  Potash Corp. of Saskatchewan Inc. .......................................         1,608,994
                                                                                             ------------
Total Canada Common Stocks ............................................................         6,506,574
                                                                                             ------------
DENMARK--0.12%
Food & Household Products--0.12%
      15,300  Danisco A/S .............................................................           459,370
                                                                                             ------------
FINLAND--4.89%
BANKS--1.24%
     727,146  Nordic Baltic Holding ...................................................         4,600,897
                                                                                             ------------
COMPUTER SOFTWARE--0.40%
      65,260  Comptel PLC .............................................................         1,474,891
                                                                                             ------------
ELECTRICAL EQUIPMENT--1.52%
      98,528  Nokia Ab OYJ ............................................................         5,651,981
                                                                                             ------------
ELECTRONIC COMPONENTS--1.09%
     109,588  Perlos OYJ ..............................................................         4,059,778
                                                                                             ------------
FINLAND--(CONCLUDED)
ELECTRONIC COMPONENTS & INSTRUMENTS--0.05%
      22,223  PMJ Automec Corp. .......................................................      $    179,806
                                                                                             ------------
HOUSEHOLD PRODUCTS--0.26%
      37,482  Teleste Corp ............................................................           986,468
                                                                                             ------------
MANUFACTURING-GENERAL--0.15%
      17,341  Nokian Renkaat OYJ ......................................................           567,529
                                                                                             ------------
MANUFACTURING-HIGH TECHNOLOGY--0.18%
      90,506  Jot Automation Group ....................................................           654,118
                                                                                             ------------
Total Finland Common Stocks ...........................................................        18,175,468
                                                                                             ------------
FRANCE--8.02%
AEROSPACE & MILITARY TECHNOLOGY--0.23%
      12,900  Lagardere S.C.A. ........................................................           873,691
                                                                                             ------------
BANKS--0.48%
      22,000  National Banque de Paris ................................................         1,778,018
                                                                                             ------------
BUILDING MATERIALS & COMPONENTS--0.39%
      17,700  Lafarge .................................................................         1,465,896
                                                                                             ------------
CHEMICALS--0.38%
      76,800  Rhodia Inc. S.A. ........................................................         1,424,305
                                                                                             ------------
COMPUTER-BUSINESS SERVICES--0.60%
      11,300  Cap Gemini ..............................................................         2,218,931
                                                                                             ------------
COMPUTER SOFTWARE--0.40%
      11,082  Transiciel S.A. .........................................................         1,478,958
                                                                                             ------------
DRUGS & MEDICINE--1.18%
      79,520  Aventis FP ..............................................................         4,388,102
                                                                                             ------------
ENERGY SOURCES--1.19%
      29,085  Total Fina Elf S.A.(1) ..................................................         4,413,032
                                                                                             ------------
HEALTH & PERSONAL CARE--0.10%
       6,900  Rhone Poulenc S.A* ......................................................           379,504
                                                                                             ------------
INDUSTRIAL SERVICES & SUPPLIES--0.67%
      25,300  Vivendi .................................................................         2,501,589
                                                                                             ------------
INSURANCE--1.12%
      28,000  AXA .....................................................................         4,151,678
                                                                                             ------------
WIRELESS TELECOMMUNICATIONS--1.28%
      20,600  Alcatel .................................................................         4,775,502
                                                                                             ------------
Total France Common Stocks ............................................................        29,849,206
                                                                                             ------------
GERMANY--1.73%
BANKS--0.48%
      26,900  Deutsche Bank AG ........................................................         1,807,209
                                                                                             ------------
BUSINESS & PUBLIC SERVICES--0.18%
      16,950  GFK AG ..................................................................           678,777
                                                                                             ------------
DIVERSIFIED INDUSTRIALS--0.88%
      22,000  Siemens AG ..............................................................         3,260,033
                                                                                             ------------


18

PAINEWEBBER GLOBAL EQUITY FUND

 NUMBER OF
   SHARES                                                                                       VALUE
-----------                                                                                  ------------
COMMON STOCKS--(CONTINUED)

GERMANY--(CONCLUDED)
SEMICONDUCTOR--0.19%
      17,271  Elmos Semiconductor .....................................................      $    698,697
                                                                                             ------------
Total Germany Common Stocks ...........................................................         6,444,716
                                                                                             ------------
GREECE--0.30%
WIRELESS TELECOMMUNICATIONS--0.30%
     102,000  Hellenic Telecommunications ADR .........................................         1,116,900
                                                                                             ------------
HONG KONG--0.09%
HEALTH & PERSONAL CARE--0.09%
     814,001  Quality Healthcare ......................................................           334,412
                                                                                             ------------
INDIA--1.05%
COMPUTER SOFTWARE--1.05%
      54,800  Satyam Computer Services ................................................         3,916,976
                                                                                             ------------
IRELAND--0.62%
BANKS--0.62%
     344,151  Bank of Ireland .........................................................         2,321,476
                                                                                             ------------
ISRAEL--2.78%
COMPUTER-BUSINESS SERVICES--0.78%
      16,786  Check Point Software Tech Ltd. ..........................................         2,903,978
                                                                                             ------------
COMPUTER SOFTWARE--0.59%
      63,891  Tecnomatix Technologies Ltd.*(1) ........................................         2,180,280
                                                                                             ------------
ELECTRICAL EQUIPMENT--1.14%
      49,658  Orbotech Ltd.* ..........................................................         4,233,345
                                                                                             ------------
HOUSEHOLD PRODUCTS--0.27%
      37,841  TTI Team Telecom International ..........................................         1,016,977
                                                                                             ------------
Total Israel Common Stocks ............................................................        10,334,580
                                                                                             ------------
JAPAN--8.17%
APPAREL, RETAIL--0.29%
       2,500  Fast Retailing Co .......................................................         1,101,699
                                                                                             ------------
BANKS--0.50%
     192,000  Sanwa Bank(1) ...........................................................         1,855,742
                                                                                             ------------
COMPUTER HARDWARE--2.06%
      73,000  Canon Inc. ..............................................................         3,338,611
     159,000  NEC Corp. ...............................................................         4,327,732
                                                                                             ------------
                                                                                                7,666,343
                                                                                             ------------
DRUGS & MEDICINE--0.22%
      24,000  Taisho Pharmaceutical Co. ...............................................           804,333
                                                                                             ------------
ELECTRICAL & ELECTRONICS--0.84%
       5,000  Murata Manufacturing Co., Ltd. ..........................................           972,087
      18,600  Sony Corp.(1) ...........................................................         2,144,730
                                                                                             ------------
                                                                                                3,116,817
                                                                                             ------------
JAPAN--(CONCLUDED)
ELECTRONIC COMPONENTS--1.46%
     102,000  Fujitsu .................................................................      $  2,889,599
     262,000  Toshiba Corp. ...........................................................         2,542,017
                                                                                             ------------
                                                                                                5,431,616
                                                                                             ------------
FINANCIAL SERVICES--0.90%
     142,000  Nikko Securities Co., Ltd. ..............................................         1,676,156
      66,000  Nomura Securities Co. Ltd. ..............................................         1,661,991
                                                                                             ------------
                                                                                                3,338,147
                                                                                             ------------
HEALTH & PERSONAL CARE--0.36%
      18,000  Takeda Chemical Industries ..............................................         1,184,835
       5,000  Terumo Corp. ............................................................           151,368
                                                                                             ------------
                                                                                                1,336,203
                                                                                             ------------
LONG DISTANCE & PHONE COMPANIES--0.43%
         140  DDI Corp.(1) ............................................................         1,607,184
                                                                                             ------------
MERCHANDISING--0.46%
      20,400  Yamada Denki Co. ........................................................         1,699,764
                                                                                             ------------
WIRELESS TELECOMMUNICATIONS--0.65%
          73  NTT Mobile Communication(1) .............................................         2,439,754
                                                                                             ------------
Total Japan Common Stocks .............................................................        30,397,602
                                                                                             ------------
KOREA--0.72%
BANKS--0.20%
      43,800  Housing and Commercial Bank .............................................           749,899
                                                                                             ------------
BUSINESS & PUBLIC SERVICES--0.00%
         587  S1 Corp .................................................................             7,881
                                                                                             ------------
ELECTRICAL EQUIPMENT--0.28%
       3,900  Samsung Electronics .....................................................         1,054,291
                                                                                             ------------
ELECTRONIC COMPONENTS--0.01%
       2,574  Daeduck Electrics .......................................................            22,499
                                                                                             ------------
WIRELESS TELECOMMUNICATIONS--0.23%
      24,800  Korea Telecom ...........................................................           855,600
                                                                                             ------------
Total Korea Common Stocks .............................................................         2,690,170
                                                                                             ------------
NETHERLANDS--6.41%
BANKS--1.04%
      71,100  ING Groep N.V. ..........................................................         3,879,513
                                                                                             ------------
CABLE--0.21%
      21,100  United Pan-Europe Communications
              N.V. ....................................................................           767,856
                                                                                             ------------
COMPUTER-BUSINESS SERVICES--0.91%
      56,800  Getronics N.V. ..........................................................         3,387,379
                                                                                             ------------
FOREST PRODUCTS, PAPER--0.58%
      83,800  Buhrmann N.V.(1) ........................................................         2,159,776
                                                                                             ------------
HUMAN RESOURCES--0.26%
      42,223  Unique International N.V. ...............................................           969,220
                                                                                             ------------


                                                                              19


PAINEWEBBER GLOBAL EQUITY FUND

 NUMBER OF
   SHARES                                                                                       VALUE
-----------                                                                                  ------------
COMMON STOCKS--(CONTINUED)

NETHERLANDS--(CONCLUDED)

MULTI-INDUSTRY--0.10%
      21,130  Aalberts Industries .....................................................      $    385,146
                                                                                             ------------
PUBLISHING--0.35%
      23,900  Vnu N.V. ................................................................         1,278,663
                                                                                             ------------
SEMICONDUCTOR--1.80%
     150,288  Koninklijke Philips Electronics N.V.(1) .................................         6,704,278
                                                                                             ------------
WIRELESS TELECOMMUNICATIONS--1.16%
      42,600  Kon KPN N.V. ............................................................         4,292,961
                                                                                             ------------
Total Netherlands Common Stocks                                                                23,824,792
                                                                                             ------------
NEW ZEALAND--0.81%
WIRELESS TELECOMMUNICATIONS--0.81%
     709,000  Telecom Corp. of New Zealand Ltd.(1) ....................................         2,995,327
                                                                                             ------------
NORWAY--0.33%
OIL SERVICES--0.33%
      79,400  Petroleum Geo Services ASA ..............................................         1,240,833
                                                                                             ------------
PORTUGAL--0.49%
RAILROADS--0.49%
     258,000  Brisa Auto Estrada ......................................................         1,822,436
                                                                                             ------------
SINGAPORE--0.10%
ELECTRONIC COMPONENTS & INSTRUMENTS--0.10%
     250,000  IDT Holding Singapore Ltd. ..............................................           383,827
                                                                                             ------------
SPAIN--1.56%
HOUSEHOLD PRODUCTS--1.03%
     133,000  Indra Sistemas S.A. .....................................................         3,146,086
      13,301  Jazztel PLC(1) ..........................................................           691,652
                                                                                             ------------
                                                                                                3,837,738
                                                                                             ------------
WIRELESS TELECOMMUNICATIONS--0.53%
      77,000  Telecomunicacoes De Sao Paulo ...........................................         1,944,250
                                                                                             ------------
Total Spain Common Stocks .............................................................         5,781,988
                                                                                             ------------
SWEDEN--2.96%
FINANCIAL SERVICES--0.74%
     195,000  Investor AB .............................................................         2,740,352
                                                                                             ------------
HOTELS--0.24%
      86,000  Scandic Hotels AB .......................................................           911,220
                                                                                             ------------
TOBACCO--0.42%
     519,600  Swedish Match AB(1) .....................................................         1,547,326
                                                                                             ------------
WIRELESS TELECOMMUNICATIONS--1.56%
      65,362  Ericsson LM B Shares ....................................................         5,810,118
                                                                                             ------------
Total Sweden Common Stocks                                                                     11,009,016
                                                                                             ------------
SWITZERLAND--2.16%
BANKS--1.19%
         451  Bank Sarasin & Cie ......................................................         1,213,441
      13,100  UBS AG ..................................................................         3,209,388
                                                                                             ------------
                                                                                                4,422,829
                                                                                             ------------
SWITZERLAND--(CONCLUDED)
CHEMICALS--0.39%
       3,960  Clariant AG(1) ..........................................................      $  1,444,342
                                                                                             ------------
HEALTH & PERSONAL CARE--0.58%
       1,543  Novartis Ltd. ...........................................................         2,155,395
                                                                                             ------------
Total Switzerland Common Stocks .......................................................         8,022,566
                                                                                             ------------
UNITED KINGDOM--14.37%
BEVERAGES & TOBACCO--0.97%
     449,000  Diageo PLC ..............................................................         3,621,188
                                                                                             ------------
BROADCASTING & PUBLISHING--0.58%
     166,000  United News & Media PLC .................................................         2,158,090
                                                                                             ------------
BUILDING MATERIALS & COMPONENTS--0.30%
      95,000  RMC Group ...............................................................         1,124,119
                                                                                             ------------
COMPUTER SOFTWARE--3.42%
      62,317  Autonomy Corp. Technologies PLC .........................................         8,506,270
      40,372  Baltimore Tech ..........................................................         4,074,405
     354,265  Electronics Boutique ....................................................           150,304
                                                                                             ------------
                                                                                               12,730,979
                                                                                             ------------
DRUGS & MEDICINE--0.47%
      56,000  Glaxo Wellcome PLC ......................................................         1,730,707
                                                                                             ------------
ELECTRONIC COMPONENTS--0.26%
      53,000  Bowthorpe ...............................................................           977,843
                                                                                             ------------
FINANCIAL SERVICES--0.72%
     183,000  Amvescap PLC ............................................................         2,678,267
                                                                                             ------------
Food & Household Products--0.67%
     240,500  Reckitt & Colman PLC ....................................................         2,474,156
                                                                                             ------------
HEALTH & PERSONAL CARE--0.41%
      36,436  Astrazeneca PLC(1) ......................................................         1,521,892
                                                                                             ------------
INSURANCE--0.67%
     446,000  Royal & Sun Alliance ....................................................         2,499,840
                                                                                             ------------
LEISURE & TOURISM--0.29%
      90,000  Carlton Communications PLC ..............................................         1,090,878
                                                                                             ------------
MEDIA--0.36%
     488,000  Aegis Group .............................................................         1,329,636
                                                                                             ------------
MULTI INDUSTRY--0.40%
     502,200  Cookson Group PLC .......................................................         1,477,792
                                                                                             ------------
OIL REFINING--1.19%
     513,000  BP Amoco ................................................................         4,428,879
                                                                                             ------------
SEMICONDUCTOR--0.64%
      21,619  Dialog Semiconductor ....................................................         2,378,114
                                                                                             ------------
WIRELESS TELECOMMUNICATIONS--3.02%
     177,000  British Telecommunications PLC ..........................................         3,169,174
     202,276  Cable & Wireless PLC ....................................................         3,357,194


20

PAINEWEBBER GLOBAL EQUITY FUND

 NUMBER OF
   SHARES                                                                                       VALUE
-----------                                                                                  ------------
COMMON STOCKS--(CONTINUED)
UNITED KINGDOM--(CONCLUDED)
WIRELESS TELECOMMUNICATIONS--(CONCLUDED)
   1,023,553  Vodafone Airtouch PLC ...................................................      $  4,685,248
                                                                                             ------------
                                                                                               11,211,616
                                                                                             ------------
Total United Kingdom Common Stocks ....................................................        53,433,996
                                                                                             ------------
UNITED STATES--29.67%
BANKS--1.44%
      46,800  Chase Manhattan Corp. ...................................................         3,372,525
      33,500  Citigroup, Inc. .........................................................         1,991,156
                                                                                             ------------
                                                                                                5,363,681
                                                                                             ------------
CHEMICALS--0.25%
       8,200  Dow Chemical Co. ........................................................           926,600
                                                                                             ------------
COMPUTER HARDWARE--3.03%
     117,000  Cisco Systems, Inc.* ....................................................         8,111,391
      63,300  Dell Computer Corp.* ....................................................         3,172,912
                                                                                             ------------
                                                                                               11,284,303
                                                                                             ------------
COMPUTER SOFTWARE--2.70%
      24,500  BMC Software, Inc.* .....................................................         1,146,906
      90,000  Cognizant Technology Solutions ..........................................         4,128,750
      17,600  IBM Corp. ...............................................................         1,964,600
      33,800  Microsoft Corp.* ........................................................         2,357,550
      18,500  Unisys Corp.* ...........................................................           428,969
                                                                                             ------------
                                                                                               10,026,775
                                                                                             ------------
CONSUMER DURABLES--0.27%
      15,600  Whirlpool Corp. .........................................................         1,015,950
                                                                                             ------------
DEFENSE & AEROSPACE--0.44%
      18,900  Boeing Co. ..............................................................           750,094
      15,300  TRW Inc. ................................................................           895,050
                                                                                             ------------
                                                                                                1,645,144
                                                                                             ------------
DIVERSIFIED RETAIL--1.50%
      48,600  Federated Department Stores, Inc.* ......................................         1,652,400
      48,300  Target Corp. ............................................................         3,214,969
      12,700  Wal-Mart Stores, Inc. ...................................................           703,262
                                                                                             ------------
                                                                                                5,570,631
                                                                                             ------------
DRUGS & MEDICINE--1.48%
      33,800  Amerisource Health Corp.*(1) ............................................           676,000
      57,800  Schering-Plough Corp. ...................................................         2,330,063
      22,100  Warner Lambert Co. ......................................................         2,515,256
                                                                                             ------------
                                                                                                5,521,319
                                                                                             ------------
ELECTRIC UTILITIES--0.20%
      35,800  Energy East Corp. .......................................................           747,325
                                                                                             ------------
ELECTRICAL EQUIPMENT--1.30%
      24,800  Honeywell, Inc. .........................................................         1,388,800
      12,543  Johnson Controls, Inc. ..................................................           794,129

UNITED STATES--(CONTINUED)
ELECTRICAL EQUIPMENT--(CONCLUDED)
      22,400  Motorola, Inc. ..........................................................      $  2,667,000
                                                                                             ------------
                                                                                                4,849,929
                                                                                             ------------
ELECTRICAL POWER--0.22%
      14,700  Emerson Electric Co. ....................................................           806,663
                                                                                             ------------
ENERGY RESERVES & PRODUCTION--2.02%
      20,600  Chevron Corp. ...........................................................         1,753,575
      41,291  Exxon Mobil Corp. .......................................................         3,207,795
      44,600  Royal Dutch Petroleum Co. ADR ...........................................         2,558,925
                                                                                             ------------
                                                                                                7,520,295
                                                                                             ------------
ENTERTAINMENT--0.52%
      35,300  Viacom, Inc., Class B* ..................................................         1,919,437
                                                                                             ------------
FINANCIAL SERVICES--0.45%
      37,800  MBNA Corp. ..............................................................         1,004,062
       7,401  Providian Financial Corp. ...............................................           651,751
                                                                                             ------------
                                                                                                1,655,813
                                                                                             ------------
FOREST PRODUCTS, PAPER--0.97%
      34,000  Champion International Corp. ............................................         2,235,500
      14,300  International Paper Co.(1) ..............................................           525,525
      15,600  Weyerhaeuser Co. ........................................................           833,625
                                                                                             ------------
                                                                                                3,594,650
                                                                                             ------------
GAS UTILITY--0.54%
      15,200  Columbia Energy Group ...................................................           953,800
      25,100  El Paso Energy Corp. ....................................................         1,066,750
                                                                                             ------------
                                                                                                2,020,550
                                                                                             ------------
INDUSTRIAL PARTS--2.15%
      19,000  American Standard Companies Inc.* .......................................           779,000
      25,400  Ingersoll Rand Co. ......................................................         1,192,212
      78,800  Mettler-Toledo International Inc.* ADR ..................................         2,718,600
      53,200  United Technologies Corp. ...............................................         3,308,375
                                                                                             ------------
                                                                                                7,998,187
                                                                                             ------------
INDUSTRIAL SERVICES & SUPPLIES--0.58%
      15,700  Hertz Corp. .............................................................           489,644
      36,100  Tyco International Ltd. ADR .............................................         1,658,343
                                                                                             ------------
                                                                                                2,147,987
                                                                                             ------------
LIFE INSURANCE--0.38%
      25,300  American General Corp.(1) ...............................................         1,416,800
                                                                                             ------------
LONG DISTANCE & PHONE COMPANIES--1.27%
      48,300  BellSouth Corp. .........................................................         2,351,606
      52,300  MCI WorldCom, Inc.* .....................................................         2,376,381
                                                                                             ------------
                                                                                                4,727,987
                                                                                             ------------
MEDIA--0.14%
      13,200  Comcast Corp., Class A ..................................................           528,825
                                                                                             ------------
MEDICAL PRODUCTS--0.26%
      15,100  Baxter International, Inc. ..............................................           983,388
                                                                                             ------------


                                                                              21

PAINEWEBBER GLOBAL EQUITY FUND

 NUMBER OF
   SHARES                                                                                       VALUE
-----------                                                                                  ------------
COMMON STOCKS--(CONCLUDED)
UNITED STATES--(CONTINUED)
MINING & METALS--0.17%
       9,700  Alcoa, Inc. .............................................................      $    629,288
                                                                                             ------------
MOTOR VEHICLES--1.09%
      33,400  Borg Warner Automotive, Inc. ............................................         1,396,538
      48,300  Ford Motor Co. ..........................................................         2,641,406
                                                                                             ------------
                                                                                                4,037,944
                                                                                             ------------
OIL REFINING--0.33%
      20,300  Conoco, Inc. ............................................................           504,962
      22,000  Tosco Corp. .............................................................           705,375
                                                                                             ------------
                                                                                                1,210,337
                                                                                             ------------
OIL SERVICES--0.46%
      38,800  Halliburton Co.(1) ......................................................         1,714,475
                                                                                             ------------
OTHER INSURANCE--0.93%
      28,600  AMBAC Financial Group Inc. ..............................................         1,372,800
      41,100  Radian Group Inc. .......................................................         2,093,531
                                                                                             ------------
                                                                                                3,466,331
                                                                                             ------------
UNITED STATES--(CONCLUDED)
PUBLISHING--0.47%
      35,900  Knight Ridder, Inc. .....................................................      $  1,761,344
                                                                                             ------------
SECURITIES & ASSET MANAGEMENT--0.84%
      40,600  Morgan Stanley Dean Witter & Co. ........................................         3,116,050
                                                                                             ------------
SEMICONDUCTOR--3.08%
      41,600  Applied Materials, Inc.* ................................................         4,235,400
      48,800  Atmel Corp.* ............................................................         2,388,150
      40,000  JDS Uniphase Corp.* .....................................................         4,147,500
       9,800  Vitesse Semiconductor Corp.* ............................................           667,012
                                                                                             ------------
                                                                                               11,438,062
                                                                                             ------------
SPECIALTY RETAIL--0.19%
      36,300  Staples, Inc.* ..........................................................           691,969
                                                                                             ------------
Total United States Common Stocks .....................................................       110,338,039
                                                                                             ------------
Total Common Stocks (cost--$255,385,986) ..............................................       340,118,777
                                                                                             ------------
 NUMBER OF
  RIGHTS
-----------
RIGHTS--0.01%
SWEDEN--0.01%
Tobacco--0.01%
     667,500  Swedish Match ...........................................................            44,133
                                                                                             ------------

 PRINCIPAL
  AMOUNT
   (000)                                                    MATURITY DATES   INTEREST RATES
-----------                                                 --------------   --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--1.06%
      $4,000  U.S. Treasury Bills .........................   07/20/00           5.630%         3,949,955
                                                                                             ------------

REPURCHASE AGREEMENTS--7.02%
      16,355  Repurchase Agreement dated 04/28/00 with
              Societe Generale, collaterized by $13,033,00
              U.S. Treasury Bond, 8.875% due 08/15/17;
              (value-$16,682,240); proceeds: $16,362,755 ..   05/01/00           5.690         16,355,000


22

PAINEWEBBER GLOBAL EQUITY FUND

 PRINCIPAL
  AMOUNT
   (000)                                                    MATURITY DATES   INTEREST RATES      VALUE
-----------                                                 --------------   --------------  ------------
Repurchase Agreements--(concluded)
     $ 9,751  Repurchase Agreement dated 04/28/00 with SG
              Warburg, collaterized by $9,812,000
              U.S. Treasury Bond, 6.250% due 08/15/23;
              (value-$9,946,915); proceeds: $9,755,632 ....   05/01/00           5.700%      $  9,751,000
                                                                                             ------------
Total Repurchase Agreements (cost--$26,106,000) .......................................        26,106,000
                                                                                             ------------
Total Investments (cost--$285,441,942)--99.54% ........................................       370,218,865
Other assets in excess of liabilities--0.46% ..........................................         1,717,926
                                                                                             ------------
Net Assets--100.00% ...................................................................      $371,936,791
                                                                                             ============

--------------
*     Non-Income producing security.
ADR   American Depository Receipt
(1)   Security, or portion thereof, was on loan at April 30, 2000.

FUTURES CONTRACTS


                                                                                              UNREALIZED
  NUMBER OF                                                     IN          EXPIRATION       APPRECIATION
  CONTRACTS      OUTSTANDING FUTURES CONTRACTS            EXCHANGE FOR        DATE          (DEPRECIATION)
------------  ----------------------------------          ------------      ----------       ------------
      8       CAC40 Ten Euro (France) ..........           $   472,362       May 2000        $     (4,327)
      3       DAX Index (Germany) ..............               512,503       June 2000             (3,681)
     12       FTSE Index (United Kingdom) ......             1,186,098       June 2000              4,751
      1       Hang Seng Index (Hong Kong) ......                98,084       May 2000               1,348
      2       IBEX Plus (Spain) ................               214,039       May 2000              (4,036)
      1       MIB 30 Index (Italy) .............               211,756       June 2000             (4,036)
     10       OMX Index (Sweden) ...............               167,884       May 2000              (5,441)
     84       S & P 500 (United States) ........            29,787,069       June 2000            872,931
      2       SPI Futures (Australia) ..........                90,275       June 2000              1,285
      6       Topix Index (Japan) ..............               902,287       June 2000             18,290
                                                                                             ------------
                                                                                                 $877,084
                                                                                             ============

                 See accompanying notes to financial statements.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

PORTFOLIO OF INVESTMENTS                              APRIL 30, 2000 (UNAUDITED)

NUMBER OF
  SHARES                                                                                        VALUE
-----------                                                                                   --------
COMMON STOCKS--98.08%
AUSTRALIA--16.12%
BANKS--3.13%
      44,100  Commonwealth Bank of Austria ............................................      $    671,674
      34,300  National Australia Bank Ltd.(1) .........................................           469,932
                                                                                             ------------
                                                                                                1,141,606
                                                                                             ------------
BREWERIES, PUBS, & RESTAURANTS--0.79%
     113,100  Foster's Brewing Group Ltd. .............................................           285,734
                                                                                             ------------
COMPUTER SOFTWARE--0.79%
     246,000  IBA Technologies Ltd.* ..................................................           182,453
      35,800  Securenet* ..............................................................           106,627
                                                                                             ------------
                                                                                                  289,080
                                                                                             ------------
DIVERSIFIED INDUSTRIALS--2.11%
      71,439  Broken Hill Propriety Co. Ltd. ..........................................           769,323
                                                                                             ------------
ELECTRICITY--0.82%
     163,200  United Energy* ..........................................................           300,223
                                                                                             ------------
LEISURE & HOTELS--0.62%
      42,100  TABCORP Holdings Ltd. ...................................................           225,359
                                                                                             ------------
MEDIA--3.53%
     101,400  News Corp. Ltd. .........................................................         1,287,746
                                                                                             ------------
MINING--1.95%
      14,700  Brambles Industries Ltd. ................................................           413,787
      20,000  Rio Tinto Ltd. ..........................................................           297,104
                                                                                             ------------
                                                                                                  710,891
                                                                                             ------------
OIL EXPLORATION & PRODUCTION--0.89%
      52,600  Woodside Petroleum Ltd. .................................................           325,308
                                                                                             ------------
REAL ESTATE--1.09%
      36,500  Lend Lease Corp. Ltd. ...................................................           395,540
                                                                                             ------------
TELECOMMUNICATIONS--0.40%
      33,800  Telstra Corp. ...........................................................           144,886
                                                                                             ------------
Total Australia Common Stocks .........................................................         5,875,696
                                                                                             ------------
HONG KONG--21.22%
BANKS--1.36%
      61,000  Bank of East Asia .......................................................           131,958
      78,500  Dao Heng Bank Group .....................................................           362,810
                                                                                             ------------
                                                                                                  494,768
                                                                                             ------------
COMMUNICATIONS--4.28%
     108,000  China Telecom* ..........................................................           772,994
     320,000  E-New Media* ............................................................            51,353
     344,000  Global Technology Holdings ..............................................           393,057
     145,800  Hong Kong Telecom Co. Ltd.* .............................................           344,415
                                                                                             ------------
                                                                                                1,561,819
                                                                                             ------------
HONG KONG--(CONCLUDED)
ELECTRICAL APPLIANCES--2.28%
     123,000  ASM Pacific Technology* .................................................      $    435,834
      60,000  Legend Holdings Inc.* ...................................................            69,327
     539,000  TCl International* ......................................................           325,232
                                                                                             ------------
                                                                                                  830,393
                                                                                             ------------
REAL ESTATE--11.67%
     111,000  Cheung Kong Holdings Ltd.* ..............................................         1,325,297
      99,000  Henderson Land Developement Co. Ltd......................................           433,408
     108,000  Hutchison Whampoa Ltd.* .................................................         1,566,785
      90,000  Sun Hung Kai Properties Ltd..............................................           704,822
         678  Sunevision Holdings Inc.* ...............................................               883
     109,000  Wharf Ltd.* .............................................................           225,999
                                                                                             ------------
                                                                                                4,257,194
                                                                                             ------------
SERVICES--0.90%
      48,000  Television Broadcasting Ltd. ............................................           328,147
                                                                                             ------------
WHOLESALE--0.73%
      68,000  Li & Fung Ltd.* .........................................................           265,393
                                                                                             ------------
Total Hong Kong Common Stocks .........................................................         7,737,714
                                                                                             ------------
INDIA--8.72%
BUILDING MATERIALS/CONSTRUCTION--0.06%
       7,000  Associated Cement Co.* ..................................................            23,879
                                                                                             ------------
CHEMICALS--1.96%
      90,000  Reliance Industries Ltd. ................................................           715,258
                                                                                             ------------
HOUSEHOLD GOODS & TEXTILES--0.90%
       6,000  Hindustan Lever .........................................................           329,196
                                                                                             ------------
OIL EXPLORATION & PRODUCTION--0.08%
      11,050  Hindustan Petroleum Corp. ...............................................            29,618
                                                                                             ------------
OIL & GAS--0.33%
      30,500  Bharat Petroleum Corp. ..................................................           122,035
                                                                                             ------------
PHARMACEUTICALS--0.43%
      11,050  Ranbaxy Laboratories Ltd. ...............................................           156,168
                                                                                             ------------
SUPPORT SERVICES--3.06%
       5,000  Infosys Technology Ltd. .................................................           927,835
       4,000  NIIT Ltd. ...............................................................           186,942
                                                                                             ------------
                                                                                                1,114,777
                                                                                             ------------
TELECOMMUNICATIONS--1.52%
      62,900  MahanagarTelephone Nigam Ltd. ...........................................           324,299
       7,500  Videsh Sanchar Nigam Ltd. ...............................................           228,522
                                                                                             ------------
                                                                                                  552,821
                                                                                             ------------
TOBACCO--0.38%
      10,500  ITC Ltd.* ...............................................................           137,113
                                                                                             ------------
Total India Common Stocks .............................................................         3,180,865
                                                                                             ------------


24

PAINEWEBBER ASIA PACIFIC GROWTH FUND


NUMBER OF
  SHARES                                                                                        VALUE
-----------                                                                                   --------
COMMON STOCKS--(CONTINUED)
INDONESIA--1.35%
BANKS--0.15%
   5,898,500  Bank International of Indonesia* ........................................       $    55,999
                                                                                             ------------
COMMUNICATIONS--0.58%
     487,680  P.T.Telekomunikasi Indonesia ............................................           212,974
                                                                                             ------------
FOODS--0.38%
      30,500  H.M. Sampoerna* .........................................................            44,302
     137,000  Indofoods Sukses Mak* ...................................................            93,646
                                                                                             ------------
                                                                                                  137,948
                                                                                             ------------
MISCELLANEOUS MANUFACTURING--0.24%
      55,000  P.T. Gudang Garam* ......................................................            87,025
                                                                                             ------------
Total Indonesia Common Stocks .........................................................           493,946
                                                                                             ------------
KOREA--13.06%
BANKS--1.89%
      45,382  Kookmin Bank ............................................................           490,727
      20,500  Shinhan Bank ............................................................           196,733
                                                                                             ------------
                                                                                                  687,460
                                                                                             ------------
COMMUNICATIONS--2.55%
         300  Korea Telecom ...........................................................            20,491
       7,500  Korea Telecom ADR .......................................................           258,750
       1,620  SK Telecom ..............................................................           430,637
       7,210  SK Telecom Ltd.ADS ......................................................           219,905
                                                                                             ------------
                                                                                                  929,783
                                                                                             ------------
ELECTRICAL APPLIANCES--6.16%
       8,314  Samsung Electronic Corp. ................................................         2,247,533
                                                                                             ------------
ELECTRICITY & GAS--1.62%
      20,200  Korea Electric Power Corp. ..............................................           591,575
                                                                                             ------------
IRON & STEEL--0.84%
       3,900  Pohang Iron & Steel Co. Ltd. ............................................           305,042
                                                                                             ------------
Total Korea Common Stocks .............................................................         4,761,393
                                                                                             ------------
MALAYSIA--9.24%
BANKS--1.46%
     128,500  Malayan Banking Berhad ..................................................           534,289
                                                                                             ------------
CHEMICALS--0.32%
      62,000  Chemical Co. Malaysia Berhad ............................................           115,842
                                                                                             ------------
COMMUNICATIONS--0.49%
      51,500  Telekom Malaysia Berhad* ................................................           178,895
                                                                                             ------------
CONSTRUCTION--1.42%
     231,000  Gamuda Berhad ...........................................................           306,987
      82,000  United Enigeers Ltd. Berhad* ............................................           211,474
                                                                                             ------------
                                                                                                  518,461
                                                                                             ------------
ELECTRICITY & GAS--1.54%
     169,000  Tenaga National Berhad ..................................................           560,368
                                                                                             ------------
MALAYSIA--(CONCLUDED)
MISCELLANEOUS FINANCIAL--0.92%
     234,000  Arab Malaysian Finance Berhad* ..........................................      $    335,605
                                                                                             ------------
MISCELLANEOUS MANUFACTURING--0.83%
      27,000  Malaysian Pacific Industries Berhad .....................................           301,974
                                                                                             -----------
REAL ESTATE--0.29%
     113,000  Malaysian Resources Corp.* ..............................................           104,674
                                                                                             ------------
SERVICES--1.97%
      43,000  Genting Berhad* .........................................................           173,132
     168,000  Resorts World Berhad* ...................................................           543,789
                                                                                             ------------
                                                                                                  716,921
                                                                                             ------------
Total Malaysia Common Stocks ..........................................................         3,367,029
                                                                                             ------------
NEW ZEALAND--0.66%
COMMUNICATIONS--0.66%
      57,300  Telecom Corp. of New Zealand Ltd.(1) ....................................           242,076
                                                                                             ------------
PHILIPPINES--0.82%
BANKS--0.13%
       8,200  Metropolitan Bank & Trust Co.* ..........................................            45,682
                                                                                             ------------
COMMERCE/INDUSTRIAL--0.17%
     265,900  Ayala Corp. .............................................................            60,542
                                                                                             ------------
COMMUNICATIONS--0.19%
       3,900  Philippine Long Distance Telephone Co. ..................................            69,904
                                                                                             ------------
ELECTRICITY & GAS--0.33%
      67,800  Manila Electric Co. .....................................................           121,526
                                                                                             ------------
Total Philippines Common Stocks .......................................................           297,654
                                                                                             ------------
SINGAPORE--9.97%
BANKS--2.58%
      68,339  DBS Group Holdings* .....................................................           941,088
                                                                                             ------------
COMMUNICATIONS--0.62%
      30,000  Datacraft Asia ADR* .....................................................           225,000
                                                                                             ------------
ELECTRICAL APPLIANCES--0.07%
       3,000  Chartered Semiconductors* ...............................................            25,842
                                                                                             ------------
ELECTRONICS--0.44%
      28,000  Natsteel Electronics*(1) ................................................           160,797
                                                                                             ------------
MISCELLANEOUS MANUFACTURING--1.42%
      75,000  ST Assembly Test Services Ltd.*(1) ......................................           316,437
      17,000  Venture Manufacturing Ltd.* .............................................           199,238
                                                                                             ------------
                                                                                                  515,675
                                                                                             ------------
REAL ESTATE--1.46%
      66,000  City Development Ltd.* ..................................................           299,736
     165,000  DBS Land Ltd.* ..........................................................           233,988
                                                                                             ------------
                                                                                                  533,724
                                                                                             ------------
SERVICES--1.70%
      31,642  Singapore Press Holdings ................................................           619,304
                                                                                             ------------


                                                                              25

PAINEWEBBER ASIA PACIFIC GROWTH FUND

NUMBER OF
  SHARES                                                                                        VALUE
-----------                                                                                   --------
COMMON STOCKS--(CONCLUDED)
SINGAPORE--(CONCLUDED)
SHIPPING--0.63%
      88,000  Keppel Telecom & Transportation*(1) .....................................      $    116,027
     125,000  Neptune Orient Lines Ltd.* ..............................................           112,072
                                                                                             ------------
                                                                                                  228,099
                                                                                             ------------
TRANSPORTATION--1.05%
      37,000  Singapore International Airlines ........................................           383,768
                                                                                             ------------
Total Singapore Common Stocks .........................................................         3,633,297
                                                                                             ------------
TAIWAN--13.21%
CHEMICALS--3.08%
     525,499  Nan Ya Plastic* .........................................................         1,125,027
                                                                                             ------------
COMMERCE/INDUSTRIAL--1.12%
      36,854  Asustek Computer Inc.GDR* ...............................................           408,351
                                                                                             ------------
ELECTRICAL APPLIANCES--9.01%
     221,450  Acer Inc.* ..............................................................           463,239
      80,000  Compeq Manufacturing Ltd.* ..............................................           441,902
      65,000  Macronix International* .................................................           196,519
     338,920  Taiwan Semiconductor
              Manufacturing Co. Ltd.* .................................................         2,182,293
                                                                                             ------------
                                                                                                3,283,953
                                                                                             ------------
Total Taiwan Common Stocks ............................................................         4,817,331
                                                                                             ------------
THAILAND--2.70%
BANKS--0.89%
      15,000  Bangkok Bank Public Co Ltd.* ............................................            25,417
     187,500  Siam Commercial Bank* ...................................................           150,237
     142,000  Thai Farmers Bank PLC* ..................................................           149,218
                                                                                             ------------
                                                                                                  324,872
                                                                                             ------------
THAILAND--(CONCLUDED)
COMMUNICATIONS--1.35%
       8,000  Advanced Information Service PCL* .......................................      $     93,734
     257,500  Telecom Asia Corp. PCL* .................................................           345,002
      21,000  Total Access Communication* .............................................            55,230
                                                                                             ------------
                                                                                                  493,966
                                                                                             ------------
CONSTRUCTION--0.13%
       2,000  Siam Cement Co.* ........................................................            46,237
                                                                                             ------------
ELECTRICITY & GAS--0.33%
      99,000  Electricity Generating Public Co. Ltd.*(1) ..............................           120,288
                                                                                             ------------
Total Thailand Common Stocks ..........................................................           985,363
                                                                                             ------------
UNITED STATES--1.01%
ELECTRICAL APPLIANCES--1.01%
          35  Acer Inc.                                                                           368,160
                                                                                             ------------
Total Investments (cost--$27,655,169)--98.08% .........................................        35,760,524
Other assets in excess of liabilities--1.92% ..........................................           698,954
                                                                                             ------------
Net Assets--100.00% ...................................................................      $ 36,459,478
                                                                                             ============

-----------
*     Non-Income producing securities
ADR   American Depositary Receipt
ADS   American Depositary Shares
GDR   Global Depositary Receipts
(1)   Security, or portion thereof, was on loan at April 30, 2000.


26                See accompanying notes to financial statements.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS                              APRIL 30, 2000 (UNAUDITED)

  NUMBER
   OF
  SHARES                                                                                        VALUE
-----------                                                                                  -----------
COMMON STOCKS--88.07%
ARGENTINA--1.30%
BANKS--0.47%
       1,909  Banco de Galicia Y Buenos Aires S.A.
              de C.V. ADR* ............................................................      $     33,049
       2,427  IRSA Inversiones Y Representaciones
              S.A. Class B ............................................................             7,165
                                                                                             ------------
                                                                                                   40,214
                                                                                             ------------
BEVERAGES--0.19%
       1,700  Quilmes Industrial S.A. ADR* ............................................            16,150
                                                                                             ------------
COMPUTER SOFTWARE--0.05%
         400  El Sitio Inc.* ..........................................................             4,300
                                                                                             ------------
DIVERSIFIED INDUSTRIALS--0.11%
         568  PC Holdings S.A.* .......................................................             8,698
                                                                                             ------------
TELECOMMUNICATIONS--0.48%
       7,400  Telecom Argentina S.A. ..................................................            41,098
                                                                                             ------------
Total Argentina Common Stocks .........................................................           110,460
                                                                                             ------------
BRAZIL--0.90%
BREWERIES, PUBS, & RESTAURANTS--0.37%
       1,100  Companhia Brasileire de Distribuicao ....................................            31,350
                                                                                             ------------
MEDIA--0.20%
         900  Aracruz Celulose S.A. ADR ...............................................            16,819
                                                                                             ------------
TELECOMMUNICATIONS--0.33%
         300  Telecomunicacoes Brasileiras
              S.A. ADR ................................................................                 4
         600  Telecomunicacoes de Sao Paulo ...........................................            15,150
         300  Telesp Celular Participacoes ............................................            13,237
                                                                                             ------------
                                                                                                   28,391
                                                                                             ------------
Total Brazil Common Stocks ............................................................            76,560
                                                                                             ------------
CHILE--2.07%
BANKS--0.27%
         600  Banco de A Edwards* .....................................................             9,863
         660  Banco Santiago ..........................................................            13,035
                                                                                             ------------
                                                                                                   22,898
                                                                                             ------------
BREWERIES, PUBS, & RESTAURANTS--0.45%
       1,000  Compania Cervecerias Unidas
              S.A. ADR ................................................................            22,312
       1,600  Embotelladora Andina S.A. ADR ...........................................            16,400
                                                                                             ------------
                                                                                                   38,712
                                                                                             ------------
DIVERSIFIED INDUSTRIALS--0.26%
       2,000  Quinenco S.A. ADR*+ .....................................................            22,500
                                                                                             ------------
ELECTRICITY--0.35%
       1,600  Empresa Nacional de Electricidad
              S.A. ADR* ...............................................................            18,400
         600  Enersis S.A. ADR* .......................................................            11,175
                                                                                             ------------
                                                                                                   29,575
                                                                                             ------------
CHILE--(CONCLUDED)
RETAILERS, FOOD--0.18%
         900  Distribucion Y Servicio D&S .............................................      $     15,300
                                                                                             ------------
TELECOMMUNICATIONS--0.56%
       2,565  Compania de Telecomunicaciones
              de Chile S.A. ADR* ......................................................            47,452
                                                                                             ------------
Total Chile Common Stocks .............................................................           176,437
                                                                                             ------------
CZECH REPUBLIC--0.56%
BANKS--0.00%
           1  Komercni Banka AS GDR* ..................................................                 7
                                                                                             ------------
ELECTRICITY--0.18%
       5,330  Ceske Energeticke Zavody AS* ............................................            15,485
                                                                                             ------------
TELECOMMUNICATIONS--0.38%
       1,750  SPT Telecom A.S.* .......................................................            32,466
                                                                                             ------------
Total Czech Republic Common Stocks ....................................................            47,958
                                                                                             ------------
EGYPT--0.39%
TELECOMMUNICATIONS--0.39%
         910  Egypt Mobile Phone* .....................................................            33,042
                                                                                             ------------
GREECE--2.00%
BANKS--0.88%
         810  Alpha Credit Bank .......................................................            44,612
         700  National Bank of Greece .................................................            29,870
                                                                                             ------------
                                                                                                   74,482
                                                                                             ------------
TELECOMMUNICATIONS--1.12%
       4,250  Hellenic Telecommunications
              Organization S.A. .......................................................            95,675
                                                                                             ------------
Total Greece Common Stocks ............................................................           170,157
                                                                                             ------------
HONG KONG--1.80%
COMMUNICATIONS--1.26%
      15,000   China Telecom* .........................................................           107,360
                                                                                             ------------
ELECTRICAL APPLIANCES--0.26%
      38,000  Founder Holdings Ltd. ...................................................            21,954
                                                                                             ------------
SERVICES--0.28%
      13,000  Pacific Century* ........................................................            24,200
                                                                                             ------------
Total Hong Kong Common Stocks .........................................................           153,514
                                                                                             ------------
HUNGARY--1.83%
BANKS--0.51%
         977  OTP Bank Reg S GDR ......................................................            43,281
                                                                                             ------------
CHEMICALS--0.10%
         240  Borsodchem RT GDR* ......................................................             8,760
                                                                                             ------------
OIL--0.19%
         950  Moayar Olaj-Es Gazipare
              Reszvnytaras AG GDR* ....................................................            16,625
                                                                                             ------------


                                                                              27

PAINEWEBBER EMERGING MARKETS EQUITY FUND

  NUMBER
   OF
  SHARES                                                                                        VALUE
-----------                                                                                  -----------
COMMON STOCKS--(CONTINUED)
HUNGARY--(CONCLUDED)
UTILITIES--1.03%
       2,520  Matav RT ADR* ...........................................................      $     87,728
                                                                                             ------------
Total Hungary Common Stocks ...........................................................           156,394
                                                                                             ------------
INDIA--8.68%
BANKS--0.70%
      10,503  HDFC Bank ...............................................................            59,300
                                                                                             ------------
BUILDING MATERIALS--0.18%
       2,750  Associated Cement Co.* ..................................................             9,381
       2,000  Associated Cement Co. Class A* ..........................................             6,369
                                                                                             ------------
                                                                                                   15,750
                                                                                             ------------
DIVERSIFIED INDUSTRIALS--0.39%
       4,000  Grasim Industries .......................................................            32,990
                                                                                             ------------
ELECTRICAL EQUIPMENT--0.11%
       4,000  Bharat Heavy Electricals Ltd.* ..........................................             9,191
                                                                                             ------------
HOUSEHOLD GOODS & TEXTILES--1.94%
       2,050  Hindustan Lever .........................................................           112,475
       6,700  Reliance Industry .......................................................            53,247
                                                                                             ------------
                                                                                                  165,722
                                                                                             ------------
OIL EXPLORATION & PRODUCTION--0.34%
       7,200  Bharat Petroleum Corp. Ltd. .............................................            28,808
                                                                                             ------------
OIL, INTEGRATED--0.06%
         800  Castrol India Ltd. ......................................................             5,535
                                                                                             ------------
SUPPORT SERVICES--2.97%
         900  Infosys Technologies Ltd. ...............................................           167,010
       1,000  Pentamedia Graphics .....................................................            14,559
       1,000  Satyam Computer* ........................................................            71,478
                                                                                             ------------
                                                                                                  253,047
                                                                                             ------------
TELECOMMUNICATIONS--1.96%
      17,200  Mahanagar Telephone Nigam Ltd. ..........................................            88,679
       1,522  Videsh Sanchar Nigam Ltd. ...............................................            46,375
       2,000  Zee Telefilms* ..........................................................            32,532
                                                                                             ------------
                                                                                                  167,586
                                                                                             ------------
TOBACCO--0.03%
         200  ITC Ltd.* ...............................................................             2,612
                                                                                             ------------
Total India Common Stocks .............................................................           740,541
                                                                                             ------------
INDONESIA--0.31%
COMMUNICATIONS--0.31%
      61,040  P.T. Telekomunikasi Indonesia ...........................................            26,657
                                                                                             ------------
ISRAEL--5.32%
BANKS--2.11%
      33,000  Bank Hapoalim Ltd. ......................................................           100,462
      37,000  Bank Leumi* .............................................................            79,488
                                                                                             ------------
                                                                                                  179,950
                                                                                             ------------
ISRAEL--(CONCLUDED)
COMPUTER HARDWARE--0.08%
         600  Scitex Ltd.* ............................................................      $      7,125
                                                                                             ------------
COMPUTER SOFTWARE--1.32%
         650  Check Point Software Tech Ltd.* .........................................           112,450
                                                                                             ------------
ELECTRONICS--0.24%
         310  NICE-Systems Ltd. ADR* ..................................................            20,285
                                                                                             ------------
FOOD & DRUG RETAILERS--0.18%
       1,650  Blue Square Israel Ltd.ADR* .............................................            15,366
                                                                                             ------------
MACHINERY/ENGINE SERVICES--0.20%
         200  Orbotech Ltd.* ..........................................................            17,050
                                                                                             ------------
PHARMACEUTICALS--0.83%
       1,600  Teva Pharmaceutical Industries
              Ltd., ADS ...............................................................            70,400
                                                                                             ------------
TELECOMMUNICATIONS--0.36%
         310  Gilat Satellite Networks Ltd.* ..........................................            26,621
         400  Partner Communication Co. Ltd* ..........................................             4,275
                                                                                             ------------
                                                                                                   30,896
                                                                                             ------------
Total Israel Common Stocks                                                                        453,522
                                                                                             ------------
KOREA--11.34%
BANKS--1.62%
       5,062  Kookmin Bank ............................................................            54,736
       8,700  Shinhan Bank ............................................................            83,492
                                                                                             ------------
                                                                                                  138,228
                                                                                             ------------
ELECTRICAL APPLIANCES--6.54%
         500  Haansoft* ...............................................................             8,831
         200  Locus* ..................................................................            24,330
       2,000  Samsung Co ..............................................................            22,708
       1,474  Samsung Electronics Corp. ...............................................           398,468
       1,000  Samsung Electronics Ltd. GDS ............................................            80,750
       1,509  Turbo Tek ...............................................................            22,912
                                                                                             ------------
                                                                                                  557,999
                                                                                             ------------
ELECTRICITY & GAS--1.65%
       4,800  Korea Electric Power Corp ...............................................           140,572
                                                                                             ------------
HOLDING & OTHER INVESTMENT COMPANIES--0.35%
       1,000  Serome Technology* ......................................................            29,466
                                                                                             ------------
OILS--0.88%
       4,000  Yukong Ltd.* ............................................................            75,513
                                                                                             ------------
PHARMACEUTICALS--0.02%
          99  Medidas Co.* ............................................................             1,454
                                                                                             ------------
TELECOMMUNICATIONS--0.28%
         700  Korea Telecom Corp. ADR .................................................            24,150
                                                                                             ------------
Total Korea Common Stocks .............................................................           967,382
                                                                                             ------------


28

PAINEWEBBER EMERGING MARKETS EQUITY FUND

  NUMBER
   OF
  SHARES                                                                                        VALUE
-----------                                                                                  -----------
COMMON STOCKS--(CONTINUED)
MALAYSIA--3.99%
COMMERCE/INDUSTRIAL--0.45%
      10,000  AMMB Holdings Berhad* ...................................................      $     37,895
                                                                                             ------------
COMMUNICATIONS--0.77%
      19,000  Telekom Malaysia* .......................................................            66,000
                                                                                             ------------
CONSTRUCTION--0.76%
      25,000  United Enigeers Malaysia Ltd.* ..........................................            64,474
                                                                                             ------------
ELECTRICITY & GAS--1.36%
      35,000  Tenaga Nasional Berhad ..................................................           116,052
                                                                                             ------------
SERVICES--0.65%
       9,000  Genting Berhad* .........................................................            36,237
       6,000  Resorts World Berhad ....................................................            19,421
                                                                                             ------------
                                                                                                   55,658
                                                                                             ------------
Total Malaysia Common Stocks ..........................................................           340,079
                                                                                             ------------
MEXICO--11.74%
ALCOHOLIC BEVERAGES--0.26%
      10,500  Grupo Modelo S.A. de C.V. ...............................................            22,317
                                                                                             ------------
BANKS--1.28%
      18,700  Grupo Financiero Banamex* ...............................................            67,566
      92,400  Grupo Financiero Bancomer* ..............................................            41,241
                                                                                             ------------
                                                                                                  108,807
                                                                                             ------------
BREWERIES, PUBS, & RESTAURANTS--0.81%
      17,500  Fomento Economico Mexicano,
              S.A. de C.V. Series B* ..................................................            69,461
                                                                                             ------------
BUILDING MATERIALS & MERCHANTS--0.93%
      18,240  Cemex, S.A. de CV* ......................................................            79,085
                                                                                             ------------
BUILDING & CONSTRUCTION--0.59%
      22,800  Consorcio Ara, S.A. de C.V.* ............................................            28,252
       9,800  Grupo Industrial Saltillo, S.A. de C.V. .................................            21,766
                                                                                             ------------
                                                                                                   50,018
                                                                                             ------------
MEDIA--1.66%
      21,000  Grupo Televisa, S.A. de C.V.* ...........................................            65,165
       1,200  Grupo Televisa, S.A. de C.V. GDS* .......................................            76,125
                                                                                             ------------
                                                                                                  141,290
                                                                                             ------------
PAPER, PACKAGING & PRINTING--0.60%
      15,900  Kimberly Clark de Mexico
              S.A. de C.V. ............................................................            51,197
                                                                                             ------------
RETAILERS, GENERAL--0.83%
      33,400  Cifra, S.A. de C.V. Series C* ...........................................            71,166
                                                                                             ------------
TELECOMMUNICATIONS--4.78%
      44,800  Carso Global Telecom* ...................................................           120,927
       1,000  Nuevo Gurpo Iusacell S.A. de C.V.* ......................................            15,937
MEXICO--(CONCLUDED)
TELECOMMUNICATIONS--(CONCLUDED)
       4,610  Telefonos de Mexico, S.A. de
              C.V. ADR ................................................................      $    271,126
                                                                                             ------------
                                                                                                  407,990
                                                                                             ------------
Total Mexico Common Stocks ............................................................         1,001,331
                                                                                             ------------
PERU--0.67%
BANKS--0.37%
       3,000  Credicorp Ltd. ADR ......................................................            31,687
                                                                                             ------------
BUILDING & CONSTRUCTION--0.00%
           2  Cementos Norte Pacasmayo, S.A. ..........................................                 1
                                                                                             ------------
EXTRACTIVE INDUSTRIES--0.11%
         560  Compania De Minas Buenaventura ..........................................             9,660
                                                                                             ------------
TELECOMMUNICATIONS--0.19%
       1,070  Telefonica Del Peru S.A. Class B ADS ....................................            16,184
                                                                                             ------------
Total Peru Common Stocks ..............................................................            57,532
                                                                                             ------------
PHILIPPINES--0.57%
COMMUNICATIONS--0.41%
       1,931  Philippine Long Distance Telephone Co. ..................................            34,612
                                                                                             ------------
ELECTRICITY & GAS--0.16%
       7,861  Manila Electric Co. Class B .............................................            14,090
                                                                                             ------------
Total Philippines Common Stocks .......................................................            48,702
                                                                                             ------------
POLAND--1.60%
BANKS--0.20%
       1,180  Bank Handlowy Warszawa* .................................................            17,027
                                                                                             ------------
DIVERSIFIED HOLDINGS COMPANIES--0.55%
       3,720  Elektrim Spolka Akcyjna S.A.* ...........................................            46,604
                                                                                             ------------
METALS & MINING--0.40%
       2,370  Kghm Polska Miedz SA GDR* ...............................................            34,009
                                                                                             ------------
UTILITIES--0.45%
       5,110  Telekomunikacja Polska S.A.* ............................................            38,836
                                                                                             ------------
Total Poland Common Stocks ............................................................           136,476
                                                                                             ------------
RUSSIA--2.50%
ELECTRICITY--0.61%
       2,540  Unified Energy System GDR* ..............................................            52,070
                                                                                             ------------
OILS--1.73%
       3,850  Gazprom ADR* ............................................................            25,410
       2,110  Lukoil Holdings ADR .....................................................           122,380
                                                                                             ------------
                                                                                                  147,790
                                                                                             ------------
TELECOMMUNICATIONS--0.16%
         700  Rostelecom* .............................................................            13,606
                                                                                             ------------
Total Russia Common Stocks ............................................................           213,466
                                                                                             ------------


                                                                              29

PAINEWEBBER EMERGING MARKETS EQUITY FUND

  NUMBER
   OF
  SHARES                                                                                        VALUE
-----------                                                                                  -----------
COMMON STOCKS--(CONTINUED)
SOUTH AFRICA--6.66%
BANKS--0.90%
       7,900  African Bank Investments* ...............................................      $     17,069
       9,865  Amalgamated Banks of South Africa* ......................................            34,918
       6,780  Standard Bank Investment ................................................            24,998
                                                                                             ------------
                                                                                                   76,985
                                                                                             ------------
DIVERSIFIED INDUSTRIALS--0.69%
       4,377  Barlow Ltd. .............................................................            27,435
       4,022  Rembrandt Group Ltd. ....................................................            31,201
                                                                                             ------------
                                                                                                   58,636
                                                                                             ------------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.91%
      11,905  Dimension Data Holdings Ltd.* ...........................................            78,132
                                                                                             ------------
FINANCIAL SERVICES--0.65%
      46,850  First Rand Ltd. .........................................................            55,276
                                                                                             ------------
HOUSEHOLD GOODS & TEXTILES--0.19%
      26,300  Profurn Ltd.* ...........................................................            15,903
                                                                                             ------------
INSURANCE--0.42%
      30,218  Sanlam Ltd. .............................................................            35,876
                                                                                             ------------
MINING--0.88%
       2,100  Anglo American Platinum Corp. ...........................................            50,793
       1,200  De Beers Centenary ......................................................            24,600
                                                                                             ------------
                                                                                                   75,393
                                                                                             ------------
OIL EXPLORATION & PRODUCTION--0.55%
       7,975  Sasol Ltd. ..............................................................            46,811
                                                                                             ------------
OTHER FINANCIAL--0.22%
       3,400  Fedsure Holdings Ltd. ...................................................            18,854
                                                                                             ------------
PAPER, PACKAGING & PRINTING--0.91%
      16,100  Nampak Ltd. .............................................................            37,516
       5,700  Sappi ...................................................................            39,931
                                                                                             ------------
                                                                                                   77,447
                                                                                             ------------
RETAILERS, GENERAL--0.34%
      14,186  LA Retail Stores Ltd.* ..................................................             8,682
      26,736  Metro Cash and Carry ....................................................            20,149
                                                                                             ------------
                                                                                                   28,831
                                                                                             ------------
Total South Africa Common Stocks ......................................................           568,144
                                                                                             ------------
TAIWAN--15.11%
CHEMICALS--1.68%
      33,540  Formosa Plastic* ........................................................            69,612
      34,272  Nan Ya Plastic Corp.* ...................................................            73,372
                                                                                             ------------
                                                                                                  142,984
                                                                                             ------------
COMMERCE/INDUSTRIAL--0.91%
       7,000  Asustek Computer* .......................................................            77,562
                                                                                             ------------
TAIWAN--(CONCLUDED)
ELECTRICAL APPLIANCES--8.90%
      14,000  Compeq Manufactures* ....................................................      $     77,333
       6,000  Cosmo Electronics* ......................................................            35,300
      15,000  Dialer & Business* ......................................................            46,821
      17,000  Macronix Intl* ..........................................................            51,397
       1,000  Synnex Technologies* ....................................................             6,766
      20,000  Taiwan Semiconductor
              Manufacturing Company Ltd.* .............................................           128,779
     112,000  United Micro Electric* ..................................................           378,886
       1,000  Via Technologies Inc.* ..................................................            16,669
       3,000  Zinwell* ................................................................            17,454
                                                                                             ------------
                                                                                                  759,405
                                                                                             ------------
MACHINERY/ENGINE SERVICES--0.57%
      11,200  Systex Corporation* .....................................................            48,871
                                                                                             ------------
MISCELLANEOUS FINANCIAL--0.81%
      44,000  Yuan Ta Securities* .....................................................            68,887
                                                                                             ------------
MISCELLANEOUS MANUFACTURING--1.13%
       4,000  Ambit Microsystems* .....................................................            37,000
      60,000  Pacific Electric Wire Co.* ..............................................            59,225
                                                                                             ------------
                                                                                                   96,225
                                                                                             ------------
PRECISION MACHINEY--1.11%
      16,000  Wintek Corp* ............................................................            95,179
                                                                                             ------------
Total Taiwan Common Stocks ............................................................         1,289,113
                                                                                             ------------
THAILAND--1.78%
BANKS--0.05%
       4,200  Thai Farmers Bank PCL* ..................................................             4,414
                                                                                             ------------
COMMUNICATIONS--1.30%
       4,300  Advanced Information Service PLC* .......................................            50,382
      45,000  TelecomAsia Corporation PCL* ............................................            60,292
                                                                                             ------------
                                                                                                  110,674
                                                                                             ------------
CONSTRUCTION--0.43%
       1,600  Siam Cement Co.* ........................................................            36,989
                                                                                             ------------
Total Thailand Common Stocks ..........................................................           152,077
                                                                                             ------------
TURKEY--6.07%
BANKS--3.17%
   1,833,889  Akbank ..................................................................            41,240
   3,760,690  T Garanti Bankasi* ......................................................            63,351
     500,000  T Is Bankasi* ...........................................................            27,394
   4,328,685  Yapi ve Kredi Bankasi A.S.* .............................................           138,050
                                                                                             ------------
                                                                                                  270,035
                                                                                             ------------
BEVERAGE/TOBACCO MANUFACTURING--0.25%
     285,000  Erciyas Biracilik ve Malt* ..............................................            21,208
                                                                                             ------------
BUILDING MATERIALS/CONSTRUCTION--0.12%
     450,000  Akcansa Cimento Sa ......................................................             9,936
                                                                                             ------------


30

PAINEWEBBER EMERGING MARKETS EQUITY FUND

  NUMBER
   OF
  SHARES                                                                                        VALUE
-----------                                                                                  -----------
COMMON STOCKS--(CONCLUDED)
TURKEY--(CONCLUDED)
DIVERSIFIED INDUSTRIALS--0.65%
     275,000  Arcelik* ................................................................      $     23,387
     158,900  Koc Holding AS* .........................................................            31,835
                                                                                             ------------
                                                                                                   55,222
                                                                                             ------------
ELECTRICAL EQUIPMENT--0.30%
      68,000  Vestel Electronic Sanayi ve Ticaret* ....................................            25,579
                                                                                             ------------
FINANCIAL INSTITUTIONS/SERVICES--0.56%
   2,925,503  Haci Omer Sabanci .......................................................            47,368
                                                                                             ------------
MEDIA--0.24%
     865,000  Dogan Yayin Holdings* ...................................................            20,867
                                                                                             ------------
RETAIL--0.53%
      66,990  Migros Turk T.A.S.* .....................................................            45,468
                                                                                             ------------
STEEL & OTHER MATERIALS--0.25%
     396,000  Eregli Demir ve Celik Fabrik* ...........................................            21,696
                                                                                             ------------
Total Turkey Common Stocks ............................................................           517,379
                                                                                             ------------
ZIMBABWE--0.88%
LEISURE & HOTELS--0.88%
     204,600  Econet Wireless Holdings* ...............................................            74,789
                                                                                             ------------
Total Common Stocks (cost--$7,000,496) ................................................         7,511,712
                                                                                             ------------
PREFERRED STOCKS--10.70%
BRAZIL--9.15%
BANKS--2.14%
  11,039,994  Banco Bradesco S.A. .....................................................            80,714
     240,000  Banco Itau S.A. .........................................................            17,945
       3,400  Companhia Vale Do Rio Doce ..............................................            84,176
                                                                                             ------------
                                                                                                  182,835
                                                                                             ------------
BREWERIES, PUBS, & RESTAURANTS--0.39%
      46,000  Cia Cervejaria Brahma ...................................................            33,376
                                                                                             ------------
BUILDING MATERIALS & MERCHANTS--0.19%
     130,000  Companhia Cimento Portland
               Itau (CIA) .............................................................            15,985
                                                                                             ------------
PREFERRED STOCKS--(CONCLUDED)
BRAZIL--(CONCLUDED)
ELECTRICITY--0.79%
       3,000  Companhia Paranaense de ADR .............................................      $     22,125
     790,000  Eletropaulo Metropolitana--
              Electricidade de Sao Paulo S.A. .........................................            45,505
                                                                                             ------------
                                                                                                   67,630
                                                                                             ------------
OIL EXPLORATION & PRODUCTION--1.29%
     389,000  Petroleo Brasileiros S.A. (Petrobras) ...................................            92,666
       1,900  Ultrapar Participacoes S. A. ............................................            17,100
                                                                                             ------------
                                                                                                  109,766
                                                                                             ------------
TELECOMMUNICATIONS--4.35%
       5,100  Embratel Participacoes S.A. ADR .........................................           114,750
   6,000,000  Tele Centro Sul Part ....................................................            78,427
       4,468  Tele Norte Leste Participacoes ..........................................            79,593
   3,546,549  Telesp Celular Par S.A. .................................................            63,643
   1,396,927  Telesp Tel Sao Paulo ....................................................            34,809
                                                                                             ------------
                                                                                                  371,222
                                                                                             ------------
Total Brazil Preferred Stock ..........................................................           780,814
                                                                                             ------------
KOREA--0.52%
ELECTRICAL APPLIANCES--0.52%
         330  Samsung Electronic ......................................................            44,307
                                                                                             ------------
RUSSIA--1.03%
OILS--1.03%
       5,940  Surgutneftegaz ADR ......................................................            87,615
                                                                                             ------------
Total Preferred Stocks (cost--$743,983) ...............................................           912,736
                                                                                             ------------

WARRANTS--0.00%
MEXICO--0.00%
BUILDING & CONSTRUCTION--0.00%
       1,000  Cemex Appreciation ......................................................               292
                                                                                             ------------
Total Investments (cost--$7,744,825)--98.77% ..........................................         8,424,740
Other assets in excess of liabilities--1.23% ..........................................           104,977
                                                                                             ------------
Net Assets--100.00% ...................................................................      $  8,529,717
                                                                                             ============

--------------
*     Non-Income producing security.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
ADR   American Depositary Receipt
ADS   American Depositary Shares
GDR   Global Depositary Receipts
GDS   Global Depositary Shares

FORWARD FOREIGN CURRENCY CONTRACTS

                                                                  IN         EXPIRATION       UNREALIZED
                                      CONTRACTS TO RECEIVE    EXCHANGE FOR      DATE         DEPRECIATION
                                      --------------------    ------------   ----------      ------------
Brazilian Real .....................          25,524           USD 14,075      05/02/00          $(62)
                                                                                                 =====
--------------
USD United States Dollars

                See accompanying notes to financial statements.

PAINEWEBBER

STATEMENT OF ASSETS AND LIABILITIES                  APRIL 30, 2000 (UNAUDITED)


                                                                                                GLOBAL        ASIA        EMERGING
                                                                                                EQUITY       PACIFIC       MARKETS
                                                                                                 FUND      GROWTH FUND   EQUITY FUND
                                                                                             ------------  ------------  -----------
ASSETS
Investments, at value (cost--$285,441,942, $27,655,169 and $7,744,825, respectively) ....... $370,218,865   $35,760,524  $8,424,740
Investments of cash collateral received for securities loaned, at value (cost--$28,530,511,
   $986,140 and $0, respectively) ..........................................................   28,530,511       986,140      --
Cash .......................................................................................        1,131      --               714
Cash denominated in foreign currencies, at value (cost--$213,560, $716,026 and $197,349,
   respectively) ...........................................................................      212,950       714,610     196,995
Receivable for investments sold ............................................................    8,225,719       673,325      77,018
Receivable for shares of beneficial interest sold ..........................................       70,545        28,608      17,500
Dividends and interest receivable ..........................................................    1,363,917        56,936      25,952
Deferred organizational expenses ...........................................................       --            57,342      --
Other assets ...............................................................................      228,330         5,782      70,135
                                                                                             ------------    ----------   ----------
Total assets ...............................................................................  408,851,968    38,283,267   8,813,054
                                                                                             ------------    ----------   ----------
LIABILITIES
Collateral for securities loaned ...........................................................   28,530,511       986,140      --
Due to custodian ...........................................................................       --            90,455      --
Payable for investments purchased ..........................................................    5,161,179       151,840     198,543
Payable for shares of beneficial interest repurchased ......................................    1,380,448       319,060      --
Payable to affiliates ......................................................................      358,828        61,870       3,807
Futures variation margin payable ...........................................................      258,939      --            --
Unrealized depreciation of foreign currency contracts ......................................       --          --                62
Accrued expenses and other liabilities .....................................................    1,225,272       214,424      80,925
                                                                                             ------------    ----------   ----------
Total liabilities ..........................................................................   36,915,177     1,823,789     283,337
                                                                                             ------------    ----------   ----------
NET ASSETS
Beneficial interest shares of $0.001 par value outstanding (unlimited number authorized) ...  244,883,783    54,548,173  25,916,487
Accumulated net investment loss ............................................................      (48,828)     (383,806)    (62,857)
Accumulated net realized gains (losses) from investments and foreign currency ..............   42,351,181   (25,735,337)(17,997,444)
Net unrealized appreciation of investments and other assets and liabilities denominated
   in foreign currencies ...................................................................   84,750,655     8,030,448     673,531
                                                                                             ------------    ----------   ----------
Net assets ................................................................................. $371,936,791   $36,459,478 $ 8,529,717
                                                                                             ============   =========== ============
CLASS A:
Net assets ................................................................................. $273,396,883   $13,351,317 $ 4,545,477
                                                                                             ------------    ----------   ----------
Shares outstanding .........................................................................   15,881,553     1,189,829     464,937
                                                                                             ------------    ----------   ----------
Net asset and redemption value per share ................................................... $      17.21   $    11.22  $      9.78
                                                                                             ============   =========== ============
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering
    price) ................................................................................. $      18.02   $     11.75 $     10.24
                                                                                             ============   =========== ============
CLASS B:
Net assets ................................................................................. $ 13,455,245   $15,068,977 $ 1,041,047
                                                                                             ------------    ----------   ----------
Shares outstanding                                                                                845,785     1,374,625     110,206
                                                                                             ------------    ----------   ----------
Net asset value and offering price per share ............................................... $      15.91   $     10.96 $      9.45
                                                                                             ============   =========== ============
CLASS C:
Net assets ................................................................................. $ 30,546,860   $ 7,794,208 $ 2,151,683
                                                                                             ------------    ----------   ----------
Shares outstanding .........................................................................    1,913,537       710,326     230,166
                                                                                             ------------    ----------   ----------
Net asset value and offering price per share ............................................... $      15.96   $     10.97 $      9.35
                                                                                             ============   =========== ============
CLASS Y:
Net assets ................................................................................. $ 54,537,803   $   244,976 $   791,510
                                                                                             ------------    ----------   ----------
Shares outstanding .........................................................................    3,079,875        21,868      79,944
                                                                                             ------------    ----------   ----------
Net asset value, offering price and redemption value per share ............................. $      17.71   $     11.20 $      9.90
                                                                                             ============   =========== ============

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF OPERATIONS

                                                             FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
                                                             ---------------------------------------------------
                                                                  GLOBAL EQUITY   ASIA PACIFIC EMERGING MARKETS
                                                                       FUND       GROWTH FUND    EQUITY FUND
                                                                  -------------  ------------- ---------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $250,263, $24,091
   and $8,138, respectively) ...................................     $  2,273,817     $ 283,559    $    66,838
Interest .......................................................          900,177        15,473            323
                                                                     ------------     ---------    -----------
                                                                        3,173,994       299,032         67,161
                                                                     ------------     ---------    -----------
Expenses:
Investment advisory and administration .........................        1,596,969       253,479         59,672
Service fees--Class A ..........................................          335,148        18,782          6,532
Service and distribution fees--Class B .........................           99,866        83,951          4,274
Service and distribution fees--Class C .........................          162,398        51,085         13,337
Custody and accounting .........................................          481,266        59,862         18,452
Transfer agency and related services fees ......................          181,710        31,356         11,566
Reports and notices to shareholders ............................           84,046        13,812         13,349
Legal and audit ................................................           69,274        32,990         31,768
State registration fees ........................................           34,264        33,036         18,061
Trustees' fees .................................................            7,875         7,875          7,875
Amortization of organizational expenses ........................           --            15,113          --
Other expenses .................................................           14,123         1,240          6,370
                                                                     ------------     ---------    -----------
                                                                        3,066,939       602,581        191,256
Less: Fee waivers and reimbursements from adviser ..............           (6,439)         (151)       (61,238)
                                                                     ------------     ---------    -----------
Net expenses ...................................................        3,060,500       602,430        130,018
                                                                     ------------     ---------    -----------
Net investment income (loss) ...................................          113,494      (303,398)       (62,857)
                                                                     ------------     ---------    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT
   TRANSACTIONS:
Net realized gains (losses) from:
    Investments ................................................       41,185,754     2,182,027      1,039,203
    Foreign currency transactions ..............................         (419,841)      (49,263)      (236,427)
    Futures transactions .......................................        4,350,081        --              --
Net change in unrealized appreciation/depreciation of:
    Investments ................................................        1,192,043     4,506,736        251,393
    Futures ....................................................       (1,012,795)       --              --
    Other assets and liabilities denominated in foreign
       currencies ..............................................         (878,557)       36,277         14,589
                                                                     ------------     ---------    -----------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS .       44,416,685     6,675,777      1,068,758
                                                                     ------------     ---------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........      $44,530,179    $6,372,379     $1,005,901
                                                                      ===========    ==========     ==========

                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL EQUITY FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                                            FOR THE SIX MONTHS
                                                                                  ENDED            FOR THE YEAR
                                                                              APRIL 30, 2000           ENDED
                                                                                (UNAUDITED)       OCTOBER 31, 1999
                                                                            -------------------   ----------------
FROM OPERATIONS:
Net investment income ...................................................   $           113,494   $      1,214,949
Net realized gains (losses) from:
    Investments .........................................................            41,185,754         46,487,900
    Foreign currency transactions .......................................              (419,841)        (1,365,472)
    Futures transactions ................................................              4,350,081         5,084,466
Net change in unrealized appreciation/depreciation of:
    Investments .........................................................             1,192,043          7,994,891
    Futures .............................................................            (1,012,795)          (974,505)
    Other assets and liabilities denominated in foreign currencies ......              (878,557)          (134,422)
                                                                            -------------------   ----------------
Net increase in net assets resulting from operations ....................            44,530,179         58,307,807
                                                                            -------------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A ...........................................                    --           (270,090)
Net investment income Class Y ...........................................                    --           (131,022)
Net realized gains from investment transactions--Class A ................           (34,539,223)       (11,886,871)
Net realized gains from investment transactions--Class B ................            (3,680,562)        (2,646,732)
Net realized gains from investment transactions--Class C ................            (4,988,411)        (2,064,240)
Net realized gains from investment transactions--Class Y ................            (7,503,843)        (2,546,029)
                                                                            -------------------   ----------------
                                                                                    (50,712,039)       (19,544,984)
                                                                            -------------------   ----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ....................................           109,106,015        536,072,491
Shares issued in connection with the reorganization involving
 Global Small Cap Fund Inc. .............................................            85,973,872                 --
Cost of shares repurchased ..............................................          (214,062,169)      (640,967,908)
Proceeds from dividends reinvested ......................................            48,073,171         18,643,467
                                                                            -------------------   ----------------
Net increase (decrease) in net assets from beneficial interest
 transactions ...........................................................            29,090,889        (86,251,950)
                                                                            -------------------   ----------------
Net increase (decrease) in net assets ...................................            22,909,029        (47,489,127)

NET ASSETS:
Beginning of period .....................................................           349,027,762        396,516,889
                                                                            -------------------   ----------------
End of period ...........................................................   $       371,936,791   $    349,027,762
                                                                            ===================   ================














                 See accompanying notes to financial statements

PAINEWEBBER ASIA PACIFIC GROWTH FUND



STATEMENT OF CHANGES IN NET ASSETS


                                                                            FOR THE SIX MONTHS
                                                                                  ENDED            FOR THE YEAR
                                                                              APRIL 30, 2000           ENDED
                                                                                (UNAUDITED)       OCTOBER 31, 1999
                                                                            -------------------   ----------------
FROM OPERATIONS:
Net investment loss .....................................................   $          (303,398)   $      (355,336)
Net realized gains (losses) from:
    Investments .........................................................             2,182,027            656,105
    Foreign currency transactions .......................................               (49,263)           (63,531)
Net change in unrealized appreciation/depreciation of:
    Investments .........................................................             4,506,736         11,632,148
    Other assets and liabilities denominated in foreign currencies ......                36,277            (62,473)
                                                                            -------------------   ----------------
Net increase in net assets resulting from operations ....................             6,372,379         11,806,913
                                                                            -------------------   ----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ....................................            22,664,366         21,653,386
Cost of shares repurchased ..............................................           (31,640,417)       (24,936,295)
                                                                            -------------------   ----------------
Net decrease in net assets from beneficial interest transactions ........            (8,976,051)        (3,282,909)
                                                                            -------------------   ----------------
Net increase (decrease) in net assets ...................................            (2,603,672)         8,524,004

NET ASSETS:
Beginning of period .....................................................            39,063,150         30,539,146
                                                                            -------------------   ----------------
End of period ...........................................................   $        36,459,478   $     39,063,150
                                                                            ===================   ================









                 See accompanying notes to financial statements

PAINEWEBBER EMERGING MARKETS EQUITY FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                                            FOR THE SIX MONTHS
                                                                                  ENDED            FOR THE YEAR
                                                                              APRIL 30, 2000           ENDED
                                                                                (UNAUDITED)       OCTOBER 31, 1999
                                                                            -------------------   ----------------
FROM OPERATIONS:
Net investment loss....................................................     $           (62,857)  $        (45,188)
Net realized gains (losses) from:
    Investments........................................................               1,039,203           (394,899)
    Foreign currency transactions......................................                (236,427)            (4,458)
Net change in unrealized appreciation/depreciation of:
    Investments........................................................                 251,393          2,873,966
    Other assets and liabilities denominated in foreign currencies.....                  14,589             (5,666)
                                                                            -------------------   ----------------
Net increase in net assets resulting from operations...................               1,005,901          2,423,755
                                                                            -------------------   ----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares...................................               6,786,935          3,860,845
Cost of shares repurchased.............................................              (7,742,824)        (5,955,453)
                                                                            -------------------   ----------------
Net decrease in net assets from beneficial interest transactions.......                (955,889)        (2,094,608)
                                                                            -------------------   ----------------
Net increase in net assets.............................................                  50,012            329,147

NET ASSETS:
Beginning of period....................................................               8,479,705          8,150,558
                                                                            -------------------   ----------------
End of period..........................................................     $         8,529,717   $      8,479,705
                                                                            ===================   ================













                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   The PaineWebber Global Equity Fund ("Global Equity Fund"), a diversified series of PaineWebber Investment Trust ("Investment Trust"), the PaineWebber Asia Pacific Growth Fund ("Asia Pacific Growth Fund"), a diversified series of PaineWebber Managed Investments Trust ("Managed Trust") and the PaineWebber Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), a diversified series of PaineWebber Investment Trust II ("Investment Trust II") (each a "Fund"), are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Global Equity Fund seeks long-term growth of capital by investing primarily in U.S. and foreign equity securities. Asia Pacific Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of companies in the Asia Pacific region, excluding Japan. Emerging Markets Equity Fund seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. (Investment Trust, Investment Trust II and Managed Trust are each sometimes referred to herein as a "Trust.") Organizational costs have been deferred and are being (or, in the case of Global Equity Fund and Emerging Markets Equity Fund, have been) amortized using the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

   Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.

   The preparation of financial statements in accordance with generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Funds, or by the Fund's sub-advisor. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

   Foreign currency exchange rates are generally determined prior to the close of regular trading on the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's board.

   REPURCHASE AGREEMENTS--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds occasionally participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as each Fund using reasonable diligence becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   FOREIGN CURRENCY TRANSLATION--The books and records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are reflected in the Statement of Operations.

   Although the net assets and the market values of each Fund's securities are presented at the foreign exchange rates at the end of the period, the Funds do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with federal income tax regulations. Net realized foreign currency gain (loss) is treated as ordinary income for income tax reporting purposes. Gains/losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in the change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

   FUTURES CONTRACTS--Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Funds use financial futures contracts for hedging purposes, and in the case of Global Equity Fund, to adjust Global Equity's exposure to U.S. and foreign equity markets in connection with a reallocation of that Fund's assets. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times.

   Upon entering into a financial futures contract, a Fund is required to pledge to a broker an amount equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies. These risks are greater with respect to securities of issuers located in emerging market countries in which each of the Funds invest. The ability of the issuers of debt securities held by a Fund to meet their obligations may be affected by economic and political developments in a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

   Each Fund has an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract for the Global Equity Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets up to and including $500 million, 0.83% of its average daily net assets over $500 million and up to and including $1 billion and 0.805% of its average daily net assets over $1 billion. In accordance with the Advisory Contract for the Asia Pacific Growth Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 1.20% of the Fund's average daily net assets up to and including $100 million and 1.10% of its average daily net assets over $100 million. In accordance with the Advisory Contract for the Emerging Markets Equity Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at a rate of 1.20% of its average daily net assets.

   Mitchell Hutchins has entered into a contract with Invista Capital Management LLC ("Invista") ("Invista Contract"), pursuant to which Invista serves as investment sub-adviser for the foreign investments of Global Equity Fund. Mitchell Hutchins allocates the Fund's investments between domestic and foreign investments and is responsible for the day-to-day management of the Fund's domestic investments. Under the Invista Contract, Mitchell Hutchins (not the Fund) is obligated to pay Invista at the annual rate of 0.40% of the Fund's average daily net assets allocated to Invista's management up to and including $100 million, 0.29% of the Fund's average daily net assets allocated to Invista's management in excess of $100 million up to and including $300 million, and 0.26% of such assets in excess of $300 million.

   Under a contract with Mitchell Hutchins ("Sub-Advisory Contract"), Schroder Investment Management North America Inc. ("Schroder") serves as the sub-adviser to the Emerging Markets Equity Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Schroder a fee, computed daily and paid monthly, at an annual rate of 0.70% of the Fund's average daily net assets.

   Under a contract with Mitchell Hutchins ("Sub-Advisory Contract"), Schroder serves as the sub-adviser to the Asia Pacific Growth Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Schroder a fee, computed daily and paid monthly, at an annual rate of 0.65% of the Fund's average daily net assets up to and including $100 million and 0.55% of the Fund's average daily net assets over $100 million.

   At April 30, 2000 the Global Equity Fund, the Asia Pacific Growth Fund, and the Emerging Markets Equity Fund owed Mitchell Hutchins $262,171, $38,457 and $0, respectively, in investment advisory and administrative fees. Mitchell Hutchins waived $56,826 of its management fee and reimbursed other expenses of $1,242 for the Emerging Markets Equity Fund for the year ended April 30, 2000. Mitchell Hutchins also waived a portion of its investment advisory and administration fees in connection with each Fund's investment of cash collateral from securities lending in the Mitchell Hutchins Private Money Market Fund LLC. For the six months ended April 30, 2000, Mitchell Hutchins waived $6,439, $151, and $0 for the Global Equity Fund, the Asia Pacific Growth Fund, and the Emerging Markets Equity Fund, respectively.

   For the six months ended April 30, 2000, the Global Equity Fund, the Asia Pacific Growth Fund, and the Emerging Markets Equity Fund paid $8,935, $92,077 and $35,108 respectively, in brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

SERVICING AGREEMENT

   The board of Global Equity Fund approved a Servicing Agreement ("Servicing Agreement") with Mitchell Hutchins and the Mitchell Hutchins Portfolios (comprising, respectively, the Aggressive Portfolio, Moderate Portfolio and the Conservative Portfolio) (each a "Portfolio") pursuant to an exemptive order from the Securities and Exchange Commission that permitted the Fund to reimburse each Portfolio for certain expenses to the extent a Fund realized savings from each Portfolio. The savings to a Fund resulted from the elimination of separate shareholder accounts for each Portfolio's investors, who otherwise might invest directly in the Fund. For the year ended April 30, 2000, the Global Equity Fund incurred $5,322, under the Servicing Agreement, which is included in other expenses on the Statement of Operations. On March 28, 2000, the Portfolios were liquidated, there were no reimbursements from that date on.

DISTRIBUTION PLAN

   Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At April 30, 2000 the Global Equity Fund, the Asia Pacific Growth Fund and the Emerging Markets Equity Fund owed Mitchell Hutchins $93,466, $23,110 and $3,807, respectively, in service and distribution fees. Mitchell Hutchins voluntarily waived $3,165 of its service and distribution fees for the Emerging Markets Equity Fund for the period ended April 30, 2000.

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Global Equity Fund, the Asia Pacific Growth Fund and the Emerging Markets Equity Fund that for the period ended April 30, 2000 it had earned $43,615, $89,707 and $2,183, respectively, in sales charges.

REORGANIZATION INVOLVING GLOBAL SMALL CAP FUND INC.

   Effective as of the close of business on January 28, 2000 (the "Reorganization Date"), the Global Equity Fund acquired all of the assets and assumed all of the liabilities of Global Small Cap Fund Inc. ("Global Small Cap Fund"). The acquisition was accomplished by a tax-free exchange of 5,257,445 Class A shares of the Fund for 3,801,667 shares of Global Small Cap Fund outstanding on the Reorganization Date. Global Small Cap Fund's net assets at that date, valued at $85,973,872 including net unrealized appreciation of investments of 35,296,466 were combined with those of the Fund. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange. The Fund's statement of operations and financial highlights do not include the operations of Global Small Cap Fund prior to the Reorganization Date.

SECURITY LENDING

   Each Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received compensation from the Funds for the six months ended April 30, 2000 as follows:

          Global Equity Fund ...............................  $22,313
          Asia Pacific Growth Fund .........................  $ 1,295
          Emerging Markets Equity Fund .....................  $    36

   At April 30, 2000, the Global Equity Fund, Asia Pacific Growth Fund and Emerging Markets Equity Fund owed PaineWebber $3,191, $303 and $0, respectively, in securities lending fees.

   For the period ended April 30, 2000, each Fund earned compensation for lending its securities as follows:

          Global Equity Fund ...............................  $64,404
          Asia Pacific Growth Fund .........................  $ 3,817
          Emerging Markets Equity Fund .....................  $   167

   As of April 30, 2000, Global Equity Fund and Asia Pacific Growth Fund held cash and/or cash equivalents as collateral for securities loaned as follows:

                                                                              MARKET
                                                        COLLATERAL FOR       VALUE OF
                                                          SECURITIES        SECURITIES
                                                            LOANED            LOANED
                                                        --------------     -----------
          Global Equity Fund .........................   $28,530,511       $27,835,610
          Asia Pacific Growth Fund ...................   $   986,140       $   936,440

   As of April 30, 2000 Global Equity Fund and Asia Pacific Growth Fund invested the collateral in the following money market funds:


             NUMBER OF
              SHARES
               (000)
             --------
GLOBAL EQUITY FUND

               9,029   Liquid Assets Portfolio........................................................   $   9,028,983
              19,472   Mitchell Hutchins Private Money Market Fund LLC................................      19,472,256
                  29   Prime Portfolio................................................................          29,272
                                                                                                         -------------
            Total investments of cash collateral received for securities on loan (cost--$28,530,511)     $  28,530,511
                                                                                                         =============

ASIA PACIFIC GROWTH FUND

                 314   Liquid Assets Portfolio........................................................   $     313,663
                 667   Mitchell Hutchins Private Money Market Fund LLC................................         666,556
                   6   Prime Portfolio................................................................           5,921
                                                                                                         -------------
            Total investments of cash collateral received for securities on loan (cost--$986,140) ....   $     986,140
                                                                                                         =============

BANK LINE OF CREDIT

   Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to a fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended April 30, 2000, the Funds did not borrow under the Facility.

TRANSFER AGENCY AND RELATED SERVICES FEES

   PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., the Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the six months ended April 30, 2000, PaineWebber received from PFPC, Inc., not the Funds, approximately 50%, 50% and 43% of the total transfer agency and related services fees collected by PFPC from the Global Equity Fund, Asia Pacific Growth Fund and Emerging Markets Equity Fund, respectively.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at April 30, 2000 was substantially the same as the cost of securities for financial statement purposes.

   At April 30, 2000, the components of net unrealized appreciation were as follows:

                                                                                      GLOBAL      ASIA PACIFIC     EMERGING
                                                                                      EQUITY         GROWTH         MARKETS
                                                                                       FUND           FUND        EQUITY FUND
                                                                                   ------------   ------------    -----------
          Gross appreciation (investments having an excess of value over cost) ... $ 99,665,216    $10,233,463    $ 1,518,242
          Gross depreciation (investments having an excess of cost over value) ...  (14,888,293)    (2,128,108)      (838,327)
                                                                                   ------------   ------------    -----------
          Net appreciation of investments ........................................ $ 84,776,923   $  8,105,355    $   679,915
                                                                                   ============   ============    ===========

   For the six months ended April 30, 2000, total aggregate purchases and sales of portfolio securities, excluding short term securities, were as follows:

                                                                                      GLOBAL      ASIA PACIFIC     EMERGING
                                                                                      EQUITY         GROWTH         MARKETS
                                                                                       FUND           FUND        EQUITY FUND
                                                                                   ------------   ------------    -----------
          Purchases .............................................................. $160,544,144   $11,590,924     $ 5,721,383
          Sales .................................................................. $209,569,069   $18,949,633     $ 6,575,199

FEDERAL INCOME TAX STATUS

   The Funds intend to distribute substantially all of their taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

   At April 30, 2000 the Funds had the following net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains which expire as follows:

                                                                       GLOBAL   ASIA PACIFIC    EMERGING
                                                                       EQUITY      GROWTH        MARKETS
          FISCAL YEAR ENDING                                            FUND        FUND       EQUITY FUND
          ------------------                                           ------   ------------   -----------
          2002 ......................................................    --          --        $ 7,735,682
          2003 ......................................................    --          --          7,723,267
          2005 ......................................................    --     $  4,547,673       --
          2006 ......................................................    --       22,379,279     2,795,275
          2007 ......................................................    --          --            308,373
                                                                       ------   ------------   -----------
                                                                          --    $ 26,926,952   $18,562,597
                                                                       ======   ============   ===========

SHARES OF BENEFICIAL INTEREST

   There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                                CLASS A                      CLASS B
                                     ---------------------------   ---------------------------
GLOBAL EQUITY FUND                      SHARES         AMOUNT         SHARES         AMOUNT
                                     ------------   ------------   ------------   ------------
FOR THE SIX MONTHS ENDED
  APRIL 30, 2000
Shares sold .......................     5,041,952   $ 88,520,733         63,180   $  1,044,177
Shares issued in
  connection with the
  reorganization
  involving Global
  Small Cap Fund Inc. .............     5,257,445     85,973,872             --             --
Shares repurchased ................   (10,282,161)  (179,246,834)      (256,611)    (4,220,202)
Shares converted from Class B to
Class A ...........................       761,648     13,477,096       (819,508)   (13,477,096)
Dividend reinvested ...............     1,955,267     32,340,120        226,268      3,470,929
                                     ------------   ------------   ------------   ------------
Net increase (decrease) ...........     2,734,151$    41,064,987       (786,673)  $(13,182,192)
                                     ============   ============   ============   ============

FOR THE YEAR ENDED
  OCTOBER 31, 1999
Shares sold .......................    28,421,476   $494,825,105        122,855   $  2,029,493
Shares repurchased ................   (32,560,467)  (568,014,661)      (869,246)   (14,272,845)
Shares converted from Class B to
  Class A .........................     1,124,691     19,785,833     (1,193,678)   (19,785,833)
Dividend reinvested ...............       697,012     11,514,629        157,538      2,459,166
                                     ------------   ------------   ------------   ------------
Net decrease ......................    (2,317,288)  $(41,889,094)    (1,782,531)  $(29,570,019)
                                     ============   ============   ============   ============


                                                CLASS A                      CLASS B
                                     ---------------------------   ---------------------------
ASIA PACIFIC GROWTH FUND                SHARES         AMOUNT         SHARES         AMOUNT
                                     ------------   ------------   ------------   ------------
FOR THE SIX MONTHS ENDED
  APRIL 30, 2000
Shares sold .......................       933,458   $ 10,811,381        160,715   $  1,849,570
Shares repurchased ................    (1,230,094)   (14,267,493)      (297,706)    (3,436,390)
Shares converted from Class B to
  Class A .........................        20,414        240,365        (20,828)      (240,365)
                                     ------------   ------------   ------------   ------------
Net increase (decrease) ...........      (276,222)  $ (3,215,747)      (157,819)  $ (1,827,185)
                                     ============   ============   ============   ============

FOR THE YEAR ENDED
  OCTOBER 31, 1999
Shares sold .......................     1,036,280   $  8,955,201        239,544  $   2,161,071
Shares repurchased ................    (1,272,336)   (10,989,257)      (585,637)    (4,734,916)
Shares converted from Class B to
  Class A .........................        12,506        111,461        (12,706)      (111,461)
                                     ------------   ------------   ------------   ------------
Net increase (decrease) ...........      (223,550)  $ (1,922,595)      (358,799)  $ (2,685,306)
                                     ============   ============   ============   ============



                                                CLASS C                      CLASS Y
                                       ---------------------------   ---------------------------
GLOBAL EQUITY FUND                        SHARES         AMOUNT         SHARES        AMOUNT
                                       ------------   ------------   ------------   ------------
FOR THE SIX MONTHS ENDED
  APRIL 30, 2000
Shares sold .......................         943,193   $ 15,353,852        230,630   $  4,187,253
Shares issued in
  connection with the
  reorganization
  involving Global
  Small Cap Fund Inc. .............              --             --             --             --
Shares repurchased ................      (1,295,213)   (21,352,196)      (503,899)    (9,242,937)
Shares converted from Class B to
Class A ...........................              --             --             --             --
Dividend reinvested ...............         310,907      4,781,751        440,281      7,480,370
                                       ------------   ------------   ------------   ------------
Net increase (decrease) ...........         (41,113)  $ (1,216,593)       167,011   $  2,424,687
                                       ============   ============   ============   ============

FOR THE YEAR ENDED
  OCTOBER 31, 1999
Shares sold .......................       1,081,106   $ 17,855,027      1,215,474   $ 21,362,866
Shares repurchased ................      (1,914,606)   (31,600,728)    (1,536,448)   (27,079,674)
Shares converted from Class B to
  Class A .........................              --             --             --             --
Dividend reinvested ...............         127,935      1,999,640        158,271      2,670,032
                                       ------------   ------------   ------------   ------------
Net decrease ......................        (705,565)  $(11,746,061)      (162,703)  $ (3,046,776)
                                       ============   ============   ============   ============


                                                CLASS C                      CLASS Y
                                       ---------------------------   ---------------------------
ASIA PACIFIC GROWTH FUND                  SHARES         AMOUNT         SHARES        AMOUNT
                                       ------------   ------------   ------------   ------------
FOR THE SIX MONTHS ENDED
  APRIL 30, 2000
Shares sold .......................         869,814   $  9,949,847          4,653   $     53,568
Shares repurchased ................      (1,214,635)   (13,905,262)        (2,678)       (31,272)
Shares converted from Class B to
  Class A .........................              --             --             --             --
                                       ------------   ------------   ------------   ------------
Net increase (decrease) ...........        (344,821)  $ (3,955,415)         1,975   $     22,296
                                       ============   ============   ============   ============

FOR THE YEAR ENDED
  OCTOBER 31, 1999
Shares sold .......................       1,136,400   $ 10,349,051         21,021   $    188,063
Shares repurchased ................      (1,003,723)    (9,137,522)        (8,039)       (74,600)
Shares converted from Class B to
  Class A .........................              --             --             --             --
                                       ------------   ------------   ------------   ------------
Net increase (decrease) ...........         132,677   $  1,211,529         12,982   $    113,463
                                       ============   ============   ============   ============

SHARES OF BENEFICIAL INTEREST(CONCLUDED)

   There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:



                                                CLASS A                      CLASS B
                                     ---------------------------   ---------------------------
EMERGING MARKETS EQUITY FUND            SHARES         AMOUNT         SHARES         AMOUNT
                                     ------------   ------------   ------------   ------------
FOR THE SIX MONTHS ENDED
  APRIL 30, 2000
Shares sold .......................        23,050   $    245,339         67,062   $    706,548
Shares repurchased ................      (140,168)    (1,417,681)        (7,830)       (84,170)
Shares converted from Class B
  to Class A ......................         2,815         30,833         (2,910)       (30,833)
                                     ------------   ------------   ------------   ------------
Net increase (decrease) ...........      (114,303)  $ (1,141,509)        56,322   $    591,545
                                     ============   ============   ============   ============


FOR THE YEAR ENDED
  OCTOBER 31, 1999
Shares sold .......................       148,096   $  1,164,102         25,296   $    195,455
Shares repurchased ................      (226,551)    (1,668,885)       (35,460)      (270,936)
Shares converted from Class B
to Class A ........................         8,142         61,851         (8,361)       (61,851)
                                     ------------   ------------   ------------   ------------
Net decrease ......................       (70,313)  $   (442,932)       (18,525)  $   (137,332)
                                     ============   ============   ============   ============



                                                CLASS C                      CLASS Y
                                       ---------------------------   ---------------------------
EMERGING MARKETS EQUITY FUND              SHARES         AMOUNT         SHARES        AMOUNT
                                       ------------   ------------   ------------   ------------
FOR THE SIX MONTHS ENDED
  APRIL 30, 2000
Shares sold .......................         548,033   $  5,751,424          8,959   $     83,624
Shares repurchased ................        (569,941)    (6,028,694)       (19,486)      (212,279)
Shares converted from Class B
  to Class A ......................              --             --             --             --
                                       ------------   ------------   ------------   ------------
Net increase (decrease) ...........         (21,908)  $   (277,270)       (10,527)  $   (128,655)
                                       ============   ============   ============   ============


FOR THE YEAR ENDED
  OCTOBER 31, 1999
Shares sold .......................         283,950   $  2,392,088         13,275   $    109,200
Shares repurchased ................        (439,625)    (3,562,262)       (56,046)      (453,370)
Shares converted from Class B
to Class A ........................              --             --             --             --
                                       ------------   ------------   ------------   ------------
Net decrease ......................        (155,675)  $ (1,170,174)       (42,771)  $   (344,170)
                                       ============   ============   ============   ============


PAINEWEBBER GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:



                                                                                                   CLASS A
                                                                          ---------------------------------------------------------
                                                                            FOR THE
                                                                          SIX MONTHS                                      FOR THE
                                                                            ENDED                FOR THE YEARS           TWO MONTHS
                                                                          APRIL 30,             ENDED OCTOBER 31,          ENDED
                                                                             2000        ---------------------------    OCTOBER 31,
                                                                          (UNAUDITED)    1999     1998#        1997         1996
                                                                          -----------   ------    ------      ------       ------
Net asset value, beginning of period .................................... $  17.90    $  16.27   $  18.37    $  17.43    $  16.81
                                                                          ---------   --------   ---------   ---------   --------
Net investment income (loss) ............................................     0.01@       0.08@      0.03@        --        (0.02)
Net realized and unrealized gains (losses) from investments and foreign
currency ................................................................     2.00@       2.38@      0.35@       1.52        0.64
                                                                          ---------   --------   ---------   ---------   --------
Net increase (decrease) from investment operations ......................     2.01        2.46       0.38        1.52        0.62
                                                                          ---------   --------   ---------   ---------   --------
Dividends from net investment income ....................................      --        (0.02)       --           --          --
Distributions from net realized gains from investment transactions ......    (2.70)      (0.81)     (2.48)      (0.58)         --
                                                                          ---------   --------   ---------   ---------   --------
Total dividends and distributions to shareholders .......................    (2.70)      (0.83)     (2.48)      (0.58)         --
                                                                          ---------   --------   ---------   ---------   --------
Net asset value, end of period .......................................... $  17.21    $  17.90   $  16.27    $  18.37    $  17.43
                                                                          =========   ========   =========   =========   ========
Total investment return (1) .............................................    11.87%      15.56%      2.53%       8.87%       3.69%
                                                                          =========   ========   =========   =========   ========
Ratios/Supplemental Data:

Net assets, end of period (000's) ....................................... $273,397    $235,341   $251,680    $294,878    $307,267
Expenses to average net assets, net of waivers from adviser (3) .........     1.56%*      1.56%      1.55%       1.44%       1.53%*
Net investment income (loss) to average net assets, net of waivers
from adviser (3) ........................................................     0.14%*      0.45%      0.17%       0.01%      (0.80)%*
Portfolio turnover rate .................................................       46%         72%       151%         86%          3%
-----------------------


*    Annualized
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
# Effective October 1, 1998, Invista Capital Management, Inc. began overseeing the day-to-day management of the foreign portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and foreign investments and manages the domestic portion of the Fund's assets.
@    Calculated using the average monthly shares outstanding for the period.
++   Commencement of offering of shares.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.06% and 0.00% for Class A and Class B shares, respectively.
(3) During the six months ended April 30, 2000 and the year ended October 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.


     CLASS A                                                                      CLASS B
-------------------            ----------------------------------------------------------------------------------------------------
                                    FOR THE
                                   SIX MONTHS                                             FOR THE     FOR THE   FOR THE PERIOD
                                     ENDED                                               TWO MONTHS     YEAR       AUGUST 25,
       FOR THE YEARS               APRIL 30,                 FOR THE YEARS                 ENDED        ENDED        1995++
       ENDED AUGUST 31,              2000                    ENDED OCTOBER 31,           OCTOBER 31,  AUGUST 31,   TO AUGUST 31,
 -------------------------        (UNAUDITED)        ------------------------------          1996        1996         1995**
      1996          1995**       ------------         1999          1998#       1997     ----------- -----------  -------------
 -----------   ------------                       ----------    ----------   --------
   $   16.12     $   16.98        $   16.81      $  15.43      $  17.69    $  16.93    $   16.35    $   15.82    $   15.83
   -----------   -----------      ------------   -----------   ----------  ----------  -----------  -----------  --------------
        0.02          0.02            (0.07)@       (0.06)@       (0.12)@     (0.21)       (0.05)       (0.12)        0.00
        1.24          0.37             1.87@         2.25@         0.34@       1.55         0.63         1.22        (0.01)
   -----------   -----------      ------------   -----------   ----------  ----------  -----------  -----------  --------------
        1.26          0.39             1.80          2.19          0.22        1.34         0.58         1.10        (0.01)
   -----------   -----------      ------------   -----------   ----------  ----------  -----------  -----------  --------------
          --            --               --            --            --          --           --           --           --
       (0.57)        (1.25)           (2.70)        (0.81)        (2.48)      (0.58)          --        (0.57)          --
   -----------   -----------      ------------   -----------   ----------  ----------  -----------  -----------  --------------
       (0.57)        (1.25)           (2.70)        (0.81)        (2.48)      (0.58)          --        (0.57)          --
   -----------   -----------      ------------   -----------   ----------  ----------  -----------  -----------  --------------
   $   16.81     $   16.12        $   15.91      $  16.81      $  15.43    $  17.69    $   16.93    $   16.35    $   15.82
   ===========   ===========      ============   ===========   ==========  ==========  ===========  ===========  ==============
        8.06%         3.24%           11.34%        14.63%         1.62%       8.05%        3.55%        7.18%       (0.06)%
   ===========   ===========      ============   ===========   ==========  ==========  ===========  ===========  ==============

   $ 305,218     $ 360,652        $  13,455      $ 27,435      $ 52,709    $ 87,104    $ 113,445    $ 113,235    $ 142,880
        1.48%         1.71%(2)         2.55%*        2.42%         2.38%       2.26%        2.34%*       2.25%        2.17%*(2)
        0.10%         0.09%(2)        (0.91)%*      (0.40)%       (0.74)%     (0.80)%      (1.61)%*     (0.68)%      (1.92)%*(2)
          33%           40%              46%           72%          151%         86%           3%          33%          40%

PAINEWEBBER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS(CONCLUDED)


Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:



                                                                                                    CLASS C
                                                                       ------------------------------------------------------------
                                                                         FOR THE
                                                                        SIX MONTHS                                     FOR THE
                                                                           ENDED            FOR THE YEARS ENDED       TWO MONTHS
                                                                         APRIL 30,               OCTOBER 31,             ENDED
                                                                           2000         ------------------------       OCTOBER 31,
                                                                        (UNAUDITED)     1999      1998#      1997       1996
                                                                        -----------   ---------  --------  --------  -----------
Net asset value, beginning of period ................................    $ 16.84      $ 15.45   $ 17.69    $ 16.93    $ 16.35
                                                                        -----------   ---------  --------  --------  -----------
Net investment income (loss) ........................................      (0.06)@      (0.05)@    (0.11)@    (0.23)    (0.05)
Net realized and unrealized gains from investments and foreign
currency ............................................................       1.88@        2.25@      0.35@     1.57       0.63
                                                                        -----------   ---------  --------  --------  -----------
Net increase from investment operations .............................       1.82         2.20       0.24       1.34      0.58
                                                                        -----------   ---------  --------  --------  -----------
Dividends from net investment income ................................         --           --         --         --        --
Distributions from net realized gains from investment transactions ..      (2.70)       (0.81)     (2.48)     (0.58)       --
                                                                        -----------   ---------  --------  --------  -----------
Total dividends and distributions to shareholders ...................      (2.70)       (0.81)     (2.48)     (0.58)    (0.00)
                                                                        -----------   ---------  --------  --------  -----------
Net asset value, end of period ......................................    $ 15.96      $ 16.84    $ 15.45    $ 17.69   $ 16.93
                                                                        ===========   =========  ========  ========  ===========
Total investment return (1) .........................................      11.45%       14.67%      1.74%      8.05%     3.55%
                                                                        ===========   =========  ========  ========  ===========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...................................    $30,547      $32,917    $41,103    $54,510   $67,530
Expenses to average net assets, net of waivers from adviser (3) .....       2.36%*       2.34%      2.32%      2.20%     2.30%*
Net investment income (loss) to average net assets, net of waivers
from adviser (3) ....................................................      (0.76)%*     (0.33)%   (0.65)%     (0.75)%   (1.57)%*
Portfolio turnover rate .............................................         46%          72%       151%        86%        3%
---------------------------------


*    Annualized
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
# Effective October 1, 1998, Invista Capital Management, Inc. began overseeing the day-to-day management of the foreign portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and foreign investments and manages the domestic portion of the Fund's assets.
@    Calculated using the average monthly shares outstanding for the year.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.06% and 0.06% for Class C and Class Y shares, respectively.
(3) During the six months ended April 30, 2000 and the year ended October 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.


           CLASS C                                                     CLASS Y
-------------------------    -----------------------------------------------------------------------------------------------------
                                FOR THE
                               SIX MONTHS                                               FOR THE
     FOR THE YEARS ENDED         ENDED               FOR THE YEARS ENDED               TWO MONTHS      FOR THE YEARS ENDED
          AUGUST 31,           APRIL 30,                  OCTOBER 31,                    ENDED              AUGUST 31,
 ------------------------        2000          ----------------------------------       OCTOBER 31,     ----------------------
    1996           1995**     (UNAUDITED)        1999         1998#         1997           1996          1996          1995**
-----------   ------------  --------------  -------------  ------------  ------------  -------------  ------------  -------------
$   15.82      $  16.81     $    18.31      $    16.59     $   18.63     $   17.60     $   16.97      $   16.22     $   17.03
----------    -----------   --------------  -------------  ------------  ------------  -------------  ------------  -------------
    (0.13)        (0.11)          0.04@           0.14@         0.09@         0.10         (0.01)          0.07          0.07
     1.23          0.37           2.06@           2.43@         0.35@         1.51          0.64           1.25          0.37
-----------   ------------  --------------  -------------  ------------  ------------  -------------  ------------  -------------
     1.10          0.26           2.10            2.57          0.44          1.61          0.63           1.32          0.44
-----------   ------------  --------------  -------------  ------------  ------------  -------------  ------------  -------------
       --            --           0.00           (0.04)           --            --            --             --            --
    (0.57)        (1.25)         (2.70)          (0.81)        (2.48)        (0.58)           --          (0.57)        (1.25)
-----------   ------------  --------------  -------------  ------------  ------------  -------------  ------------  -------------
    (0.57)         1.25)         (2.70)          (0.85)        (2.48)        (0.58)         0.00          (0.57)        (1.25)
-----------   ------------  --------------  -------------  ------------  ------------  -------------  ------------  -------------
$   16.35      $  15.82     $    17.71      $    18.31     $   16.59     $   18.63     $   17.60      $   16.97     $   16.22
===========   ============  ==============  =============  ============  ============  =============  ============  =============
     7.18%         2.46%         12.12%          15.97%         2.86%         9.31%         3.71%          8.39%         3.54%
===========   ============  ==============  =============  ============  ============  =============  ============  =============

$  66,585      $ 83,485     $   54,538      $   53,334     $  51,025     $  57,683     $  63,225      $  61,736     $  57,150
     2.27%         2.48%(2)       1.22%*          1.23%         1.21%         1.10%         1.18%*         1.17%         1.46%(2)
    (0.70)%       (0.68)%(2)      0.47%*          0.79%         0.50%         0.36%        (0.45)%*        0.46%         0.36%(2)
       33%           40%            46%             72%          151%           86%            3%            33%           40%

PAINEWEBBER ASIA PACIFIC GROWTH FUND


FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:





                                                                                                    CLASS A
                                                                       ------------------------------------------------------------
                                                                         FOR THE
                                                                        SIX MONTHS                                    FOR THE
                                                                           ENDED            FOR THE YEARS ENDED    TWO MONTHS
                                                                         APRIL 30,               OCTOBER 31,          ENDED
                                                                           2000         ------------------------    OCTOBER 31,
                                                                        (UNAUDITED)      1999         1998            1997+
                                                                        -----------   ---------     --------     -----------
Net asset value, beginning of period .............................   $      9.71      $   6.82      $   8.96     $   12.50
                                                                     ------------     ---------     ---------    -----------
Net investment income (loss) .....................................         (0.05)@       (0.05)@          --          0.03
Net realized and unrealized gains (losses) from investments
and foreign currency .............................................          1.56@         2.94@        (2.14)@        (3.57)
                                                                     ------------     ---------     ---------    -----------
Net increase (decrease) from investment operations ...............          1.51          2.89         (2.14)        (3.54)
                                                                     ------------     ---------     ---------    -----------
Net asset value, end of period ...................................   $     11.22      $   9.71      $   6.82     $    8.96
                                                                     ============     =========     =========    ============
Total investment return (1) ......................................         15.55%        42.38%       (23.88)%      (28.32)%
                                                                     ============     =========     =========    ============
Ratios/Supplemental Data:
Net assets, end of period (000's) ................................   $    13,351      $ 14,229      $ 11,526     $  21,466
Expenses to average net assets, net of waivers from adviser (2) ..          2.36%*        2.73%         2.88%         2.33%*
Net investment income (loss) to average net assets, net of waivers
from adviser (2) .................................................         (0.94)%*      (0.53)%       (0.02)%        0.37%*
Portfolio turnover rate ..........................................            28%           70%           59%           13%
-----------------------------

*    Annualized
+ For the period March 25, 1997 (commencement of operations) through October 31, 1997.
++ For the period March 13, 1998 (commencement of offering) through October 31, 1998.
@    Calculated using the average monthly shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

(2) During the six months ended April 30, 2000 and for the year ended October 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.


                         CLASS B                              CLASS C                                     CLASS Y
   ---------------------------------------------    ---------------------------------------    ------------------------------------
        FOR THE                                      FOR THE                                    FOR THE
      SIX MONTHS                         FOR THE    SIX MONTHS                      FOR THE    SIX MONTHS                 FOR THE
        ENDED         FOR THE YEARS      PERIOD       ENDED       FOR THE YEARS     PERIOD       ENDED    FOR THE YEAR    PERIOD
      APRIL 30,     ENDED OCTOBER 31,     ENDED      APRIL 30,   ENDED OCTOBER 31,   ENDED      APRIL 30,      ENDED      ENDED
        2000      -------------------   OCTOBER 31,    2000    ------------------- OCTOBER 31,   2000      OCTOBER 31,  OCTOBER 31,
     (UNAUDITED)    1999      1998        1997+    (UNAUDITED)   1999       1998     1997+     (UNAUDITED)     1999        1998++
  --------------  --------  ----------  ----------  ----------  ---------  --------  ---------  ----------  ----------  -----------
       $ 9.52     $ 6.74    $  8.92     $ 12.50     $ 9.53      $ 6.74     $ 8.92    $ 12.50     $ 9.68      $ 6.79      $ 8.66
      ----------  --------  ----------  ----------  ----------  ---------  --------  ---------  ----------  ----------  -----------
        (0.10)@    (0.11)@    (0.06)@     (0.03)     (0.10)@     (0.10)@    (0.06)@    (0.03)     (0.03)@        --        0.06@
         1.54@      2.89@     (2.12)@     (3.55)      1.54@       2.89@     (2.12)@    (3.55)      1.55@       2.89@      (1.93)@
      ----------  --------  ----------  ----------  ----------  ---------  --------  ---------  ----------  ----------  -----------

         1.44       2.78      (2.18)      (3.58)      1.44        2.79      (2.18)     (3.58)      1.52        2.89       (1.87)
      ----------  --------  ----------  ----------  ----------  ---------  --------  ---------  ----------  ----------  -----------
      $ 10.96     $ 9.52    $  6.74      $ 8.92     $10.97      $ 9.53     $ 6.74     $ 8.92     $11.20      $ 9.68      $ 6.79
      ==========  ========  ==========  ==========  ==========  =========  ========  =========  ==========  ==========  ===========
        15.13%     41.25%    (24.44)%    (28.64)%    15.11%      41.39%    (24.44)%   (28.64)%    15.70%      42.56%     (21.59)%
      ==========  ========  ==========  ==========  ==========  =========  ========  =========  ==========  ==========  ===========

      $15,069    $14,589     $12,746     $22,949     $7,794    $ 10,052     $6,220    $13,887     $  245      $  192      $  47
         3.14%*     3.52%       3.63%       3.12%*     3.09%*      3.45%      3.60%      3.10%*     2.04%*      2.34%      2.66%*
        (1.72)%*   (1.34)%     (0.78)%     (0.43)%*   (1.70)%*    (1.23)%    (0.79)%    (0.42)%*   (0.61)%*    (0.06)%    (1.46)%*
           28%        70%         59%         13%        28%         70%        59%        13%        28%         70%        59%


PAINEWEBBER EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:




                                                                                     CLASS A
                                                         ------------------------------------------------------------------
                                                            FOR THE
                                                          SIX MONTHS                                              FOR THE
                                                            ENDED           FOR THE YEARS ENDED                  FOUR MONTHS
                                                           APRIL 30,           OCTOBER 31,                          ENDED
                                                             2000      ------------------------------------      OCTOBER 31,
                                                          (UNAUDITED)      1999         1998         1997***       1996
                                                          -----------  --------     --------      ---------     -----------
Net asset value, beginning of period ................... $ 8.79        $ 6.52       $  9.39       $ 9.46        $ 10.06
                                                         -----------   --------     --------      ---------     -----------
Net investment income (loss) ...........................  (0.06)@       (0.02)@       (0.01)@      (0.06)         (0.13)
Net realized and unrealized gains (losses) from
  investments and foreign currency .....................   1.05@         2.29@        (2.86)@      (0.01)         (0.47)
                                                         -----------   --------     --------      ---------     -----------
Net increase (decrease) from investment operations .....   0.99          2.27         (2.87)       (0.07)         (0.60)
                                                         -----------   --------     --------      ---------     -----------
Dividends from net investment income ...................    --            --            --           --             --
                                                         -----------   --------     --------      ---------     -----------
Net asset value, end of period ......................... $ 9.78        $ 8.79        $ 6.52       $ 9.39        $  9.46
                                                         ===========   ========     ========      =========     ===========
Total investment return (1) ............................  11.26%        34.82%       (30.56)%      (0.74)%        (5.96)%
                                                         ===========   ========     ========      =========     ===========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...................... $4,545        $5,090       $ 4,237       $9,222        $14,992
Expenses, net of fee waivers, to average net assets ....   2.44%*        2.44%         2.44%        2.44%          2.44%*
Expenses, before fee waivers, to average net assets ....   3.67%*        3.56%         3.71%        3.01%          3.48%*
Net investment loss, net of fee waivers, to average
  net assets............................................  (1.07)%*      (0.31)%       (0.16)%      (0.40)%        (1.42)%*
Net investment loss, before fee waivers, to average
  net assets............................................  (2.30)%*      (1.43)%       (1.43)%      (0.97)%        (2.46)%*
Portfolio turnover rate ................................     63%           80%           64%          87%            22%
---------------------------------

++ For the period December 5, 1995 (commencement of offering of shares) to
   June 30, 1996.
@   Calculated using the average shares outstanding for the period.
*   Annualized.
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
*** Investment Sub-Advisory functions for the Fund were transferred from Emerging Markets Management to Schroder Investment Management North America Inc. effective February 25, 1997.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.



           CLASS A                                                    CLASS B
      -------------------     -----------------------------------------------------------------------------------
                                  FOR THE
                                SIX MONTHS                                             FOR THE
      FOR THE YEARS ENDED         ENDED            FOR THE YEARS ENDED               FOUR MONTHS           FOR THE
           JUNE 30,              APRIL 30,                      OCTOBER 31,            ENDED           PERIOD ENDED
      -------------------         2000        -------------------------------        OCTOBER 31,          JUNE 30,
      1996         1995**      (UNAUDITED)       1999        1998      1997***          1996               1996++
      -------- ----------      -----------     ---------  ---------  ---------       ------------      ---------------
      $  9.73  $ 10.79         $  8.52         $ 6.37     $ 9.19     $ 9.32          $ 9.94             $ 9.13
      -------- ----------      -----------     ---------  ---------  ---------       ------------       --------------
        (0.14)   (0.04)          (0.08)@        (0.08)@    (0.08)@    (0.10)          (0.07)             (0.01)
         0.47    (0.97)           1.01@          2.23@     (2.74)@    (0.03)          (0.55)              0.82
      -------- ----------      -----------     ---------  ---------  ---------       ------------       --------------
         0.33    (1.01)           0.93           2.15      (2.82)     (0.13)          (0.62)              0.81
      -------- ----------      -----------     ---------  ---------  ---------       ------------       --------------
          --     (0.05)            --             --         --         --              --                 --
      -------- ----------      -----------     ---------  ---------  ---------       ------------       --------------
      $ 10.06  $  9.73         $  9.45         $  8.52     $ 6.37    $ 9.19          $ 9.32             $ 9.94
      ======== ==========      ===========     =========  =========  =========       ============       ==============
         3.39%   (9.29)%         10.92%          33.75%    (30.69)%   (1.39)%         (6.24)%             8.87%
      ======== ==========      ===========     =========  =========  =========       ============       ==============

      $20,680  $33,043         $ 1,041         $   459     $  461    $1,598          $  879             $  936
         2.44%    2.44%           3.19%*          3.19%      3.19%     3.19%           3.19%*             3.19%*
         3.42%    2.54%           4.49%*          4.50%      4.92%     3.82%           4.23%*             4.97%*
        (0.52)%  (0.76)%         (1.68)%*        (1.06)%    (0.99)%   (1.25)%         (2.12)%*           (0.21)%*
        (1.50)%  (0.86)%         (2.99)%*        (2.37)%    (2.72)%   (1.88)%         (3.16)%*           (1.99)%*
           69%      76%             63%             80%        64%       87%             22%                69%


PAINEWEBBER EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS(CONCLUDED)

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:





                                                                                        CLASS C
                                                           -------------------------------------------------------------------
                                                            FOR THE
                                                           SIX MONTHS                                        FOR THE
                                                             ENDED                FOR THE YEARS            FOUR MONTHS
                                                            APRIL 30,           ENDED OCTOBER 31,            ENDED
                                                              2000        ------------------------------   OCTOBER 31,
                                                           (UNAUDITED)      1999       1998      1997***      1996
                                                           -----------    ---------  --------  ---------   ------------
Net asset value, beginning of period ....................  $ 8.43         $ 6.32     $  9.17   $ 9.32      $ 9.94
                                                           -----------    ---------  --------  ---------   ------------
Net investment income (loss) ............................   (0.09)@        (0.08)@     (0.08)@  (0.14)      (0.22)
Net realized and unrealized gains (losses) from
  investments and foreign currency ......................    1.01@          2.19@      (2.77)@  (0.01)      (0.40)
                                                           -----------    ---------  --------  ---------   ------------
Net increase (decrease) from investment operations ......    0.92           2.11       (2.85)   (0.15)      (0.62)
                                                           -----------    ---------  --------  ---------   ------------
Dividends from net investment income ....................     --             --          --       --          --
                                                           -----------    ---------  --------  ---------   ------------
Net asset value, end of period ..........................  $ 9.35         $ 8.43     $  6.32   $ 9.17      $ 9.32
                                                           ===========    =========  ========  =========   ============
Total investment return (1) .............................   10.91%         33.39%     (31.08)%  (1.61)%     (6.24)%
                                                           ===========    =========  ========  =========   ============
Ratios/Supplemental Data:
Net assets, end of period (000's) .......................  $2,152         $2,126     $ 2,575   $5,345      $7,882
Expenses, net of fee waivers, to average net assets .....    3.19%*         3.19%       3.19%    3.19%       3.19%*
Expenses, before fee waivers, to average net assets .....    4.48%*         4.43%       4.42%    3.78%       4.23%*
Net investment loss, net of fee waivers, to average
  net assets ............................................   (1.79)%*       (1.06)%     (0.96)%  (1.18)%     (2.16)%*
Net investment loss, before fee waivers, to average
  net assets ............................................   (3.09)%*       (2.30)%     (2.19)%  (1.77)%     (3.20)%*
Portfolio turnover rate .................................      63%            80%         64%      87%         22%
---------------------------------


@   Calculated using the average shares outstanding for the period.
*   Annualized.
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
*** Investment Sub-Advisory functions for the Fund were transferred from Emerging Markets Management to Schroder Investment Management North America Inc. effective February 25, 1997.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.


           CLASS C                                                    CLASS Y
     ------------------      --------------------------------------------------------------------------------------

                               FOR THE
                              SIX MONTHS                                       FOR THE             FOR THE YEARS
       FOR THE YEARS            ENDED                FOR THE YEARS            FOUR MONTHS              ENDED
       ENDED JUNE 30,          APRIL 30,           ENDED OCTOBER 31,             ENDED                JUNE 30
     ------------------         2000       ------------------------------     OCTOBER 31,      --------------------
       1996     1995**       (UNAUDITED)      1999      1998      1997***       1996             1996        1995**
     -------- ---------      -----------    -------- ---------- ----------    -----------      ---------- ---------
     $  9.67  $ 10.75         $ 8.89         $ 6.58   $ 9.46    $  9.51       $ 10.11          $  9.75    $ 10.80
     -------- ---------      -----------    -------- ---------- ----------    -----------      ---------- ---------
       (0.24)   (0.17)         (0.04)@         0.00@   (0.01)@    (0.02)        (0.05)           (0.01)      0.01
        0.51    (0.90)          1.05@          2.31@   (2.87)@    (0.03)        (0.55)            0.37      (0.99)
     -------- ---------      -----------    -------- ---------- ----------    -----------      ---------- ---------
        0.27    (1.07)          1.01           8.89    (2.88)     (0.05)        (0.60)            0.36      (0.98)
     -------- ---------      -----------    -------- ---------- ----------    -----------      ---------- ---------
         --     (0.01)           --             --       --         --            --               --       (0.07)
     -------- ---------      -----------    -------- ---------- ----------    -----------      ---------- ---------
     $  9.94  $  9.67         $ 9.90         $ 8.89   $ 6.58    $  9.46       $  9.51          $ 10.11    $  9.75
     ======== =========      ===========    ======== ========== ==========    ===========      ========== =========
        2.79%  (10.01)%        11.36%         35.11%  (30.44)%    (0.53)%       (5.93)%           3.69%     (9.03)%
     ======== =========      ===========    ======== ========== ==========    ===========      ========== =========

     $11,561  $18,551        $   792        $   804  $   877    $10,053       $11,375          $12,979    $12,332
        3.19%    3.19%          2.19%*         2.19%    2.19%      2.19%         2.19%*           2.19%      2.19%
        4.17%    3.29%          3.48%*         3.46%    3.36%      2.69%         3.23%*           3.29%      2.29%
       (1.28)%  (1.50)%        (0.83)%*       (0.03)%  (0.08)%    (0.15)%       (1.13)%*         (0.15)%    (0.51)%
       (2.26)%  (1.60)%        (2.12)%*       (1.31)%  (1.25)%    (0.65)%       (2.17)%*         (1.25)%    (0.61)%
          69%      76%            63%            80%      64%        87%           22%              69%        76%


--------------------------------------------------------------------------------


TRUSTEES
E. Garrett Bewkes, Jr.              Meyer Feldberg
CHAIRMAN                            George W. Gowen
Margo N. Alexander                  Frederic V. Malek
Richard Q. Armstrong                Carl W. Schafer
Richard R. Burt                     Brian M. Storms
Mary C. Farrell*


PRINCIPAL OFFICERS
Margo N. Alexander                  T. Kirkham Barneby
PRESIDENT                           VICE PRESIDENT

Dianne E. O'Donnell                 Mark A. Tincher
VICE PRESIDENT AND SECRETARY        VICE PRESIDENT

Paul H. Schubert
VICE PRESIDENT AND TREASURER

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

INVESTMENT SUBADVISERS
Invista Capital Management Inc.
1800 Hub Tower
699 Walnut
Des Moines, Iowa 50309

Schroder Investment Management North America Inc.
1301 Avenue of the Americas
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

* MS. FARRELL IS A TRUSTEE OF PAINEWEBBER INVESTMENT TRUST AND PAINEWEBBER INVESTMENT TRUST II BUT NOT PAINEWEBBER MANAGED INVESTMENTS TRUST

----

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS

/ / High Income Fund
/ / Investment Grade Income Fund
/ / Low Duration U.S. Government Income Fund
/ / Strategic Income Fund
/ / U.S. Government Income Fund

TAX-FREE BOND FUNDS

/ / California Tax-Free Income Fund
/ / Municipal High Income Fund
/ / National Tax-Free Income Fund
/ / New York Tax-Free Income Fund

STOCK FUNDS

/ / Enhanced S&P 500 Fund
/ / Enhanced Nasdaq-100 Fund
/ / Financial Services Growth Fund
/ / Growth Fund
/ / Growth and Income Fund
/ / Mid Cap Fund
/ / Small Cap Fund
/ / S&P 500 Index Fund
/ / Strategy Fund
/ / Tax-Managed Equity Fund
/ / Utility Income Fund

ASSET ALLOCATION FUNDS

/ / Balanced Fund
/ / Tactical Allocation Fund

GLOBAL FUNDS

/ / Asia Pacific Growth Fund
/ / Emerging Markets Equity Fund
/ / Global Equity Fund
/ / Global Income Fund

PAINEWEBBER MONEY MARKET FUND


             PAINEWEBBER
  -C-2000 PaineWebber Incorporated
          All Rights Reserved
             Member SIPC



PAINEWEBBER



---------------------------------------------

SEMIANNUAL REPORT


GLOBAL EQUITY
FUND


EMERGING
MARKETS
EQUITY FUND


ASIA PACIFIC
GROWTH FUND





APRIL 30, 2000